UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

                 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number     811-06602


                       The Preferred Group of Mutual Funds
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              411 Hamilton Blvd, Suite 1200, Peoria, IL 61602-3106
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                               David L. Bomberger
                      The Preferred Group of Mutual Funds
                       411 Hamilton Boulevard, Suite 1200
                              Peoria, IL 61602-3106
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (309) 675-4999

Date of fiscal year end: June 30
                         -------

Date of reporting period: September 30, 2004
                          ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

PREFERRED INTERNATIONAL GROWTH FUND
-----------------------------------------------------------------------------------------------------------
Common Stock - 97.78%                                                             Shares             Value
-----------------------------------------------------------------------------------------------------------

AUSTRALIA - 4.34%

Insurance - 2.14%
      QBE Insurance Group Limited ~                                               89,400           848,198
                                                                                         ------------------

METALS & MINING - 2.20%
      Newcrest Mining Limited                                                     79,600           875,708
                                                                                         ------------------

Total Australia                                                                                  1,723,906
                                                                                         ==================

-----------------------------------------------------------------------------------------------------------
BELGIUM - 1.95%

CONSUMER GOODS - 1.95%
      Inbev                                                                       23,115           770,390
                                                                                         ------------------

Total Belgium                                                                                      770,390
                                                                                         ==================

-----------------------------------------------------------------------------------------------------------
CANADA - 1.82%

TELECOMMUNICATIONS -  1.82%
      Research In Motion *                                                         9,400           717,596
                                                                                         ------------------

Total Canada                                                                                       717,596
                                                                                         ==================

-----------------------------------------------------------------------------------------------------------
DENMARK - 1.73%

PHARMACEUTICALS - 1.73%
      Novo Nordisk AS                                                             12,500           684,189
                                                                                         ------------------

Total Denmark                                                                                      684,189
                                                                                         ==================

-----------------------------------------------------------------------------------------------------------
FINLAND 1.19%

FOOD & DRUG RETAILING 1.19%
      Kesko OYJ                                                                   21,500           470,412
                                                                                         ------------------

Total Finland                                                                                      470,412
                                                                                         ==================

-----------------------------------------------------------------------------------------------------------
FRANCE - 12.18%

APPAREL & TEXTILES - 1.64%
      Christian Dior                                                              10,900           649,007
                                                                                         ------------------

INDUSTRIALS - 2.33%
      Vinci SA                                                                     8,000           920,385
                                                                                         ------------------

INSURANCE - 2.00%
      AGF - Assur Gen De France                                                   12,600           789,343
                                                                                         ------------------

MEDIA - 4.11%
      Lagardere S.C.A.                                                            17,285         1,071,895
      Vivendi Universal SA                                                        21,600           553,334
                                                                                         ------------------
                                                                                                 1,625,229
                                                                                         ------------------

TELECOMMUNICATIONS 2.10%

      Bouygues                                                                    22,100           828,769
                                                                                         ------------------
Total France                                                                                     4,812,733
                                                                                         ==================

-----------------------------------------------------------------------------------------------------------
GERMANY - 8.42%

CONSUMER GOODS - 2.30%
      Metro AG                                                                    20,400           910,168
                                                                                         ------------------

HEALTH CARE 1.26%
      Celesio AG                                                                   7,300           497,656
                                                                                         ------------------

INDUSTRIAL -  2.98%
      Siemens AG                                                                  16,000         1,176,384
                                                                                         ------------------

SOFTWARE - 1.88%
      SAP AG                                                                      19,100           743,945
                                                                                         ------------------

Total Germany                                                                                    3,328,153
                                                                                         ==================

-----------------------------------------------------------------------------------------------------------
HONG KONG -  3.50%

OIL & GAS - 2.08%
      Cnooc Ltd                                                                1,570,000           820,424
                                                                                         ------------------

TELECOMMUNICATIONS 1.42%
      China Telecom Corp LTD*                                                  1,732,000           560,816
                                                                                         ------------------

Total Hong Kong                                                                                  1,381,240
                                                                                         ==================

-----------------------------------------------------------------------------------------------------------
IRELAND 3.89%

BANKS 2.45%
      Anglo Irish Bank Corp PLC                                                   52,900           968,907
                                                                                         ------------------

PHARMACEUTICALS 1.44%
      Elan Corp PLC* ~                                                            24,300           568,620
                                                                                         ------------------

Total Ireland                                                                                    1,537,527
                                                                                         ==================

-----------------------------------------------------------------------------------------------------------
ITALY 1.44%

BANKS 1.44%
      Banca Popolare Di Milano                                                    90,600           568,138
                                                                                         ------------------

Total Italy                                                                                        568,138
                                                                                         ==================

-----------------------------------------------------------------------------------------------------------
JAPAN - 12.58%

AUTOMOBILES - 1.89%
      Toyota Motor Corp                                                           19,500           746,767
                                                                                         ------------------

BANKS - 1.37%
      Bank Of Yokohama Ltd                                                       101,000           542,602
                                                                                         ------------------

FINANCIALS - 2.95%
      Mitsubishi Tokyo Financial                                                     140         1,167,567
                                                                                         ------------------

MARINE 2.08%
      Mitsui Osk Lines Ltd                                                       137,000           821,789
                                                                                         ------------------

METALS & MINING - 1.54%
      JFE Holding Inc                                                             21,300           606,942
                                                                                         ------------------

SOFTWARE 2.75%
      Index Corporation ~                                                            200           442,851
      Trend Micro Inc                                                             15,000           645,220
                                                                                         ------------------
                                                                                                 1,088,071
                                                                                         ------------------

Total Japan                                                                                      4,973,738
                                                                                         ==================

-----------------------------------------------------------------------------------------------------------
MEXICO 1.94%

TELECOMMUNICATIONS -  1.94%
      America Movil                                                               19,700           768,891
                                                                                         ------------------

Total Mexico                                                                                       768,891
                                                                                         ==================

-----------------------------------------------------------------------------------------------------------
NEW ZEALAND - 1.51%

TELECOMMUNICATIONS -  1.51%
      Telecom Corp of New Zealand                                                150,000           597,423
                                                                                         ------------------

Total New Zealand                                                                                  597,423
                                                                                         ==================

-----------------------------------------------------------------------------------------------------------
NORWAY -  5.73%

ELECTRICAL EQUIPMENT - 1.85%
      Tandberg ASA                                                                81,100           731,939

OIL & GAS - 3.88%
      Norsk Hydro ASA                                                              9,400           684,276
      Statoil ASA                                                                 59,300           850,138
                                                                                         ------------------
                                                                                                 1,534,414
                                                                                         ------------------

Total  Norway                                                                                    2,266,353
                                                                                         ==================

-----------------------------------------------------------------------------------------------------------
SOUTH AFRICA - 1.59%

OIL & GAS - 1.59%

      Sasol Ltd                                                                   33,700           627,110

Total South Africa                                                                                 627,110
                                                                                         ------------------

-----------------------------------------------------------------------------------------------------------
SOUTH KOREA - 1.20%

ELECTRICAL EQUIPMENT 1.20%
      Samsung Electronics                                                          2,400           475,200
                                                                                         ------------------

Total South Korea                                                                                  475,200
                                                                                         ==================

-----------------------------------------------------------------------------------------------------------
SPAIN 6.84%

INDUSTRIALS - 2.20%
      ACS Actividades Co                                                          47,700           868,926
                                                                                         ------------------

MEDIA 2.19%
      Sogecable ~                                                                 21,500           865,003
                                                                                         ------------------

TELECOMMUNICATIONS -  2.45%
      Telefonica SA                                                               64,800           969,608
                                                                                         ------------------

Total Spain                                                                                      2,703,537
                                                                                         ==================

-----------------------------------------------------------------------------------------------------------
SWEDEN - 3.18%

TELECOMMUNICATIONS -  3.18%
      Ericsson                                                                    40,300         1,258,972
                                                                                         ------------------

Total Sweden                                                                                     1,258,972
                                                                                         ==================

-----------------------------------------------------------------------------------------------------------
SWITZERLAND - 6.35%

PHARMACEUTICALS - 6.35%
      Novartis AG                                                                 24,300         1,133,903
      Roche Holding AG                                                            13,300         1,375,586
                                                                                         ------------------
                                                                                                 2,509,489

Total Switzerland                                                                                2,509,489
                                                                                         ==================

-----------------------------------------------------------------------------------------------------------
UNITED KINGDOM - 16.4%

CONSUMER GOODS - 6.94%
      Glaxosmithkline Plc                                                         36,300           782,393
      Gus Plc                                                                     50,500           822,508
      Reckitt Benckiser Plc                                                       46,400         1,136,954
                                                                                         ------------------
                                                                                                 2,741,855
                                                                                         ------------------

LEISURE TIME INDUSTRIES 1.95%
      Carnival PLC                                                                15,700           771,962
                                                                                         ------------------

METALS & MINING - 2.66%
      BHP Billiton Plc                                                            99,900         1,051,288
                                                                                         ------------------

TELECOMMUNICATIONS 4.85%
      MMO2*                                                                      423,300           752,640
      Vodafone Group Plc                                                         487,500         1,166,746
                                                                                         ------------------
                                                                                                 1,919,386
                                                                                         ------------------

Total United Kingdom                                                                             6,484,491
                                                                                         ==================

TOTAL COMMON STOCK                                                                              38,659,488
(Cost $36,860,939)                                                                       ==================


-----------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 7.22%                                                                       VALUE
-----------------------------------------------------------------------------------------------------------
      State Street Global Advisors
        Money Market Fund ^^^
      1.30% yield as of September 30, 2004                                       912,651           912,651


SHORT TERM INVESTMENT TRUST - 4.91%
      Securities Lending Quality Trust ^^^
      1.71% yield as of September 30, 2004                                     1,942,000         1,942,000
                                                                                         ------------------

TOTAL SHORT TERM INVESTMENTS
 (Cost $2,854,651)                                                                               2,854,651
                                                                                         ==================

TOTAL INVESTMENTS - 105.00%
 (Cost $39,715,590)                                                                             41,514,139
                                                                                         ==================

OTHER ASSETS & LIABILITIES - -5.00%                                                             (1,978,573)
                                                                                         ==================

TOTAL NET ASSETS - 100%                                                                         39,535,566
                                                                                         ==================

PREFERRED INTERNATIONAL VALUE FUND
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 94.12%                                                                           SHARES               VALUE
---------------------------------------------------------------------------------------------------------------------------

AUSTRALIA - 1.97%

REAL ESTATE - 1.97%
     Lend Lease Corporation Limited ~                                                        1,375,966          11,380,523
                                                                                                       --------------------


Total Australia                                                                                                 11,380,523
                                                                                                       ====================


---------------------------------------------------------------------------------------------------------------------------

BRAZIL - 2.37%

OIL & GAS - 2.37%
     Petroleo Brasileiro SA ADR (Foreign Registered) ~                                         388,508          13,694,907
                                                                                                       --------------------

Total Brazil                                                                                                    13,694,907
                                                                                                       ====================


---------------------------------------------------------------------------------------------------------------------------
CANADA - 3.23%

BANKS - 1.67%
     Bank Nova Scotia Halifax ~                                                                330,000           9,637,226
                                                                                                       --------------------

PAPER & FOREST PRODUCTS - 1.56%
     Abitibi-Consolidated Inc ~                                                              1,431,800           8,996,491
                                                                                                       --------------------

Total Canada                                                                                                    18,633,717
                                                                                                       ====================


---------------------------------------------------------------------------------------------------------------------------
CHINA - 1.89%

FINANCIAL SERVICES - 1.89%

     Swire Pacific Ltd                                                                       1,570,900          10,928,473
                                                                                                       --------------------


Total China                                                                                                     10,928,473
                                                                                                       --------------------


---------------------------------------------------------------------------------------------------------------------------
FINLAND - 2.03%

PAPER & FOREST PRODUCTS - 2.03%
     Stora Enso Oyj                                                                            867,100          11,714,730
                                                                                                       --------------------

Total Finland                                                                                                   11,714,730
                                                                                                       ====================


---------------------------------------------------------------------------------------------------------------------------
FRANCE - 7.12%

AUTOMOBILE COMPONENTS - 0.98%
     Valeo SA ~                                                                                154,800           5,666,732
                                                                                                       --------------------

INSURANCE - 2.01%
     AXA ~                                                                                     575,000          11,631,163
                                                                                                       --------------------

FOOD & DRUG RETAILING - 1.99%
     Carrefour SA ~                                                                            244,824          11,512,867
                                                                                                       --------------------

LEISURE TIME INDUSTRIES - 2.14%
     Accor SA ~                                                                                318,330          12,404,085
                                                                                                       --------------------

Total France                                                                                                    41,214,847
                                                                                                       ====================


---------------------------------------------------------------------------------------------------------------------------
GERMANY - 6.14%

APPAREL & TEXTILES - 2.22%
     Adidas-Salomon AG ~                                                                        92,000          12,834,978
                                                                                                       --------------------

CONSUMER GOODS - 2.27%
     Metro AG ~                                                                                295,000          13,161,744
                                                                                                       --------------------

INDUSTRIALS - 1.65%
     Siemens AG (Foreign Registered)                                                           131,000           9,631,647
                                                                                                       --------------------

otal Germany                                                                                                   35,628,369
                                                                                                       ====================


---------------------------------------------------------------------------------------------------------------------------
ITALY - 4.15%

ENERGY - 2.01%
     Saipem SPA* ~                                                                           1,037,100          11,654,762
                                                                                                       --------------------

INSURANCE - 2.14%
     RAS ~                                                                                     647,900          12,446,078
                                                                                                       --------------------

Total Italy                                                                                                     24,100,840
                                                                                                       ====================


---------------------------------------------------------------------------------------------------------------------------
JAPAN - 14.49%

AUTOMOTIVE - 2.07%
     Bridgestone Corp                                                                          647,000          12,007,033
                                                                                                       --------------------

PHARMACEUTICALS - 4.48%
     Daiichi Pharmaceutical Co Ltd ~                                                           610,200          10,504,555
     Takeda Chemical Industries Ltd ~                                                          340,500          15,449,884
                                                                                                       --------------------
                                                                                                                25,954,439
                                                                                                       --------------------

ELECTRICAL EQUIPMENT - 4.34%
     Hitachi Ltd                                                                             2,150,800          12,999,073
     Kyocera Corp ~                                                                            172,700          12,145,969
                                                                                                       --------------------
                                                                                                                25,145,042
                                                                                                       --------------------

FINANCIAL SERVICES -  2.61%
     Sumitomo Trust & Banking Co. Ltd. ~                                                     2,550,800          15,092,532
                                                                                                       --------------------

INSURANCE - 0.99%
     Sompo Japan Insurance Inc                                                                 679,700           5,761,058
                                                                                                       --------------------

Total Japan                                                                                                     83,960,104
                                                                                                       ====================


---------------------------------------------------------------------------------------------------------------------------
MEXICO - 2.07%

TELECOMMUNICATIONS -  2.07%
     Telefonos De Mexico SA ADR                                                                372,440          12,018,639
                                                                                                       --------------------

Total Mexico                                                                                                    12,018,639
                                                                                                       ====================

---------------------------------------------------------------------------------------------------------------------------
NETHERLANDS - 5.01%

BANKS - 2.47%
     ABN AMRO Holdings NV                                                                      630,100          14,310,585
                                                                                                       --------------------

FINANCIAL SERVICES - 2.54%
     ING Groep NV                                                                              585,460          14,772,539
                                                                                                       --------------------

Total Netherlands                                                                                               29,083,124
                                                                                                       ====================

---------------------------------------------------------------------------------------------------------------------------
PORTUGAL - 2.63%

TELECOMMUNICATIONS -  2.63%
     Portugal Telecom SGPS SA                                                                1,385,500          15,260,345
                                                                                                       --------------------

Total Portugal                                                                                                  15,260,345
                                                                                                       ====================

---------------------------------------------------------------------------------------------------------------------------
SINGAPORE - 3.42%

BANKS - 2.25.%
     United Overseas Bank Ltd                                                                1,600,000          13,014,695
                                                                                                       --------------------

INDUSTRIALS - 1.17%
     Keppel Corp Ltd ~                                                                       1,440,700           6,757,625
                                                                                                       --------------------

Total Singapore                                                                                                 19,772,320
                                                                                                       ====================


---------------------------------------------------------------------------------------------------------------------------
SOUTH KOREA - 1.43%

UTILITIES - 1.43%
     Korea Electric Power Corp                                                                 439,880           8,308,632
                                                                                                       --------------------

Total South Korea                                                                                                8,308,632
                                                                                                       ====================


---------------------------------------------------------------------------------------------------------------------------
SPAIN - 7.2%

BANKS - 2.14%
     BBV Argentaria ~                                                                          900,200          12,385,484
                                                                                                       --------------------

OIL & GAS - 2.52%
     Repsol YPF SA ~                                                                           665,000          14,599,505
                                                                                                       --------------------

UTILITIES - 2.54%
     Iberdrola SA ~                                                                            710,682          14,737,574
                                                                                                       --------------------

Total Spain                                                                                                     41,722,563
                                                                                                       ====================


---------------------------------------------------------------------------------------------------------------------------
SWEDEN - 3.88%

HOUSEHOLD DURABLES - 1.81%

     Electrolux AB ~                                                                           575,000          10,494,717
                                                                                                       --------------------

MACHINERY - 2.07%

     Atlas Copco AB ~                                                                          313,700          12,053,794
                                                                                                       --------------------

Total Sweden                                                                                                    22,548,511
                                                                                                       ====================


---------------------------------------------------------------------------------------------------------------------------
SWITZERLAND - 9.09%

APPAREL & TEXTILES - 2.35%
     Swatch Group                                                                              100,700          13,604,289
                                                                                                       --------------------

CHEMICALS - 2.63%
     Givaudan AG                                                                                25,000          15,213,470
                                                                                                       --------------------

CONSTRUCTION MATERIALS - 2.47%
     Holcim Ltd ~                                                                              270,670          14,290,334
                                                                                                       --------------------

FOOD & DRUG RETAILING - 1.64%
     Nestle SA                                                                                  41,700           9,561,996
                                                                                                       --------------------

Total Switzerland                                                                                               52,670,089
                                                                                                       ====================


---------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM - 16.00%

BANKS - 4.34%
     Lloyds TSB Group Plc                                                                    1,625,600          12,694,070
     Royal Bank of Scotland Plc                                                                430,658          12,438,609
                                                                                                       --------------------
                                                                                                                25,132,679
                                                                                                       --------------------

CONSTRUCTION MATERIALS - 1.97%
     Hanson Plc                                                                              1,541,000          11,405,973
                                                                                                       --------------------

CONSUMER GOODS - 2.17%
     Marks & Spencer Group Plc ~                                                             2,025,500          12,572,822
                                                                                                       --------------------

MEDIA - 1.98%
     Pearson Plc                                                                             1,071,900          11,464,316
                                                                                                       --------------------

PHARMACEUTICAL - 2.64%
     GlaxoSmithKline Plc                                                                       710,000          15,302,998
                                                                                                       --------------------

TELECOMMUNICATIONS - 2.9%
     Vodafone Group Plc                                                                      7,000,278          16,753,958
                                                                                                       --------------------

Total United Kingdom                                                                                            92,632,746
                                                                                                       ====================

TOTAL COMMON STOCK
 (Cost $470,545,807)                                                                                           545,273,479
                                                                                                       ====================


---------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 28.07%                                                                                      VALUE
---------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 5.53%
     State Street Repo, 0.65%, dated September 30, 2004,
     due October 1, 2004, repurchase price $32,053,579
     collateralized by $25,315,000 U.S. Treasury Bond, 7.25%,
     due May 15, 2016, valued at $32,561,419 ^^^                                            32,053,000          32,053,000
                                                                                                       --------------------


SHORT TERM INVESTMENT TRUST - 22.54%
     Securities Lending Quality Trust ^^^
       1.71% yield as of September 30, 2004                                                130,599,297         130,599,297
                                                                                                       --------------------

TOTAL SHORT TERM INVESTMENTS
 (Cost $162,652,297)                                                                                           162,652,297
                                                                                                       ====================

TOTAL INVESTMENTS - 122.19%
 (Cost $633,198,104)                                                                                           707,925,776
                                                                                                       ====================

OTHER ASSETS & LIABILITIES - -22.19%                                                                          (128,581,096)
                                                                                                       ====================

TOTAL NET ASSETS - 100%                                                                                        579,344,680
                                                                                                       ====================

PREFERRED SMALL CAP GROWTH FUND
-------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Common Stock - 98.01%                                                          Shares              Value
---------------------------------------------------------------------------------------------------------

Aerospace - 1.32%
    Applied Signal Technology Inc ~                                            22,670            725,213
    Armor Holdings Inc* ~                                                      17,700            736,497
                                                                                      -------------------
                                                                                               1,461,710
                                                                                      -------------------

Automotive 0.49%
    Winnebago Industries Inc ~                                                 15,710            544,194
                                                                                      -------------------
                                                                                                 544,194
                                                                                      -------------------

Banks - 3.73%
    Bank of the Ozarks Inc ~                                                   15,500            460,815
    Bank United Corp* ~                                                        25,430            741,285
    Boston Private Financial Holdings Inc ~                                    31,550            787,488
    East West Bancorp Inc                                                      44,940          1,509,535
    Southwest Bancorporation of Texas Inc                                      30,810            620,513
                                                                                      -------------------
                                                                                               4,119,636
                                                                                      -------------------

Chemicals - 1.37%
    Airgas Inc ~                                                               40,540            975,798
    Georgia Gulf Corp ~                                                        11,990            534,634
                                                                                      -------------------
                                                                                               1,510,432
                                                                                      -------------------

COMPUTER SOFTWARE - 12.93%
    Advent Software Inc* ~                                                     41,100            691,713
    Avid Technology Inc* ~                                                     24,740          1,159,564
    Blackboard Inc* ~                                                          32,960            565,594
    Cogent Inc*                                                                23,900            435,458
    Epicor Software Corp* ~                                                    66,000            793,980
    Hyperion Solutions Corp* ~                                                 24,780            842,272
    Infospace Inc*                                                             15,530            735,967
    J2 Global Communications*                                                  19,130            604,317
    Opsware Inc* ~                                                            100,980            566,498
    Overstock.com Inc.* ~                                                      22,790            837,077
    RSA Security Inc* ~                                                        42,440            819,092
    Stamps Com Inc* ~                                                          34,510            458,983
    Synaptics Incorporated* ~                                                  33,790            681,206
    Take-Two Interactive Software Inc* ~                                       25,030            822,236
    TIBCO Software Inc* ~                                                     153,100          1,302,881
    Verint Sytems Inc * ~                                                      35,100          1,293,084
    Websense Inc* ~                                                            18,210            758,811
    Witness Systems Inc* ~                                                     56,110            901,688
                                                                                      -------------------
                                                                                              14,270,421
                                                                                      -------------------


CONSUMER PRODUCTS 1.47%
    Ryland Group Inc ~                                                          8,850            820,041
    USANA Health Sciences Inc* ~                                               22,930            797,964
                                                                                      -------------------
                                                                                               1,618,005
                                                                                      -------------------

DISCOUNT & FASHION RETAILING - 5.61%
    Aeropostale* ~                                                             20,630            540,506
    Coldwater Creek Inc.* ~                                                    58,414          1,219,100
    Genesco Inc* ~                                                             47,710          1,123,571
    Hughes Supply Inc                                                          29,720            893,680
    Jos A Bank Clothiers Inc * ~                                               28,878            799,329
    Stein Mart Inc*                                                            59,450            904,829
    Tractor Supply Company *                                                   22,770            715,889
                                                                                      -------------------
                                                                                               6,196,904
                                                                                      -------------------

ELECTRICAL & ELECTRONICS - 11.14%
    Artesyn Technologies Inc * ~                                               46,380            462,872
    Benchmark Electrs Inc* ~                                                   24,330            725,034
    Cymer Inc* ~                                                               11,800            338,188
    Fuelcell Energy Inc* ~                                                     49,000            502,250
    Identix Inc* ~                                                             89,890            598,667
    Littelfuse Inc* ~                                                          18,250            630,173
    Microsemi Corp* ~                                                          61,340            864,894
    Rayovac Corporation* ~                                                     33,190            874,557
    Roper Industries Inc ~                                                     19,310          1,109,553
    SBA Communications Corp*                                                  129,520            906,640
    Semtech Corporation* ~                                                     45,680            875,686
    Silicon Image Inc* ~                                                       66,450            839,928
    Skyworks Solutions Inc* ~                                                  57,300            544,350
    Trimble Navigation Ltd* ~                                                  46,710          1,476,036
    Varian Inc*                                                                28,990          1,097,851
    Varian Semiconductor Equipment Associates Inc * ~                          14,720            454,848
                                                                                      -------------------
                                                                                              12,301,527
                                                                                      -------------------

FINANCE- 2.750%
    Affiliated Managers Group * ~                                              18,029            965,273
    Jackson Hewitt Tax Service Inc ~                                           29,560            597,999
    Jefferies Group Inc ~                                                      17,670            609,085
    Wintrust Financial Corporation ~                                           15,110            865,501
                                                                                      -------------------
                                                                                               3,037,858
                                                                                      -------------------

HEALTH CARE - 18.32%
    Advanced Medical Optics Inc* ~                                             38,220          1,512,365
    Align Technology Inc*                                                       8,370            127,557
    American Healthways Inc* ~                                                 30,470            886,982
    Digene Corporation* ~                                                      36,220            940,271
    Genesis HealthCare Corporation * ~                                         35,610          1,082,900
    Given Imaging Ltd* ~                                                       18,580            714,401
    Immucor, Inc*                                                              64,060          1,585,485
    Impax Laboratories Inc* ~                                                  66,720          1,024,819
    Inamed Corporation *                                                       17,759            846,572
    Kindred Healthcare Inc* ~                                                  35,320            861,808
    Magellan Health Services Inc*                                              32,780          1,198,437
    Martek Bisciences Corporation* ~                                           14,500            705,280
    MGI Pharma Inc * ~                                                         52,770          1,408,431
    Mine Safety Appliances Co                                                  19,910            810,735
    Neighborcare Inc*                                                           4,630            117,529
    Nektar Therapeutics * ~                                                    43,500            629,880
    Pharmiom Corp* ~                                                           16,940            875,730
    ResMed Inc* ~                                                              29,540          1,406,399
    Salix Pharmaceuticals Ltd * ~                                              28,670            616,968
    Select Medical Corporation                                                 90,210          1,211,520
    Sierra Health Services Inc * ~                                             34,620          1,659,337
                                                                                      -------------------
                                                                                              20,223,406
                                                                                      -------------------

HOUSING & REAL ESTATE - 0.76%
    Ventas Inc  REIT                                                           32,430            840,586
                                                                                      -------------------
                                                                                                 840,586
                                                                                      -------------------

INSURANCE - 3.37%
    Bristol West Holdings Inc ~                                                50,200            860,428
    Direct General Corporation ~                                               20,500            592,860
    Platinum Underwriters Holdings Ltd ~                                       18,400            538,752
    Selective Insurance Group ~                                                28,130          1,046,436
    USI Holdings Corp* ~                                                       49,570            676,631
                                                                                      -------------------
                                                                                               3,715,107
                                                                                      -------------------

LEISURE TIME INDUSTRIES - 4.85%
    Aztar Corporation* ~                                                       21,750            576,375
    Multimedia Games Inc* ~                                                    42,590            660,145
    Nautilus Group Inc ~                                                       28,680            647,881
    PF Chang's China Bistro Inc* ~                                             22,800          1,105,572
    RARE Hospitality International Inc* ~                                      22,960            611,884
    Scientific Games Corporation * ~                                           48,500            926,350
    Shuffle Master Inc* ~                                                      22,170            830,488
                                                                                      -------------------
                                                                                               5,358,695
                                                                                      -------------------

MANUFACTURING - 1.97%
    Cognex Corporation ~                                                       26,470            693,514
    Eagle Materials Inc ~                                                      10,230            729,399
    Wabash National Corporation * ~                                            27,250            748,558
                                                                                      -------------------
                                                                                               2,171,471
                                                                                      -------------------

METALS & MINING - 3.14%
    Allegheny Technologies Inc ~                                               47,690            870,343
    Century Aluminum Co* ~                                                     35,200            976,096
    Pan American Silver Corp*                                                  27,480            471,966
    Steel Dynamics Inc ~                                                       29,820          1,151,648
                                                                                      -------------------
                                                                                               3,470,053
                                                                                      -------------------

PUBLISHING & BROADCASTING - 3.73%
    aQuantive Inc * ~                                                          89,030            859,140
    CNET Networks Inc * ~                                                     104,420            955,443
    iVillage Inc* ~                                                           140,400            842,400
    Lions Gate Entertainment Corp* ~                                           91,920            799,704
    Macrovision Corporation*                                                   27,360            658,829
                                                                                      -------------------
                                                                                               4,115,516
                                                                                      -------------------

SERVICE INDUSTRIES - 10.87%
    Administaff Inc *
    Akamai Technologies Inc * ~                                                39,800            559,190
    DiamondCluster International Inc * ~                                       82,190          1,002,718
    Digital River Inc* ~                                                       39,430          1,174,225
    Global Payments Inc ~                                                      17,180            919,989
    Headwaters Inc* ~                                                          43,460          1,341,176
    Insight Enterprises Inc* ~                                                 45,070            758,979
    Korn/Ferry International* ~                                                41,530            757,092
    MPS Group Inc*                                                             97,270            818,041
    Navarre Corporation* ~                                                     46,800            678,132
    Navigant Consulting Inc * ~                                                50,990          1,119,740
    Resources Connection Inc* ~                                                15,850            598,813
    Sapient Corporation*                                                      112,610            859,214
    United Natural Foods Inc* ~                                                14,430            383,838
    Waste Connections Inc* ~                                                   32,525          1,030,392
                                                                                      -------------------
                                                                                              12,001,539
                                                                                      -------------------

TELECOMMUNICATIONS - 3.39%
    Commonwealth Telephone Enterprises Inc* ~                                  15,340            668,057
    F5 Networks Inc * ~                                                        42,120          1,282,975
    Powerwave Technologies Inc* ~                                             175,160          1,078,986
    Sonus Networks Inc* ~                                                     128,050            720,922
                                                                                      -------------------
                                                                                               3,750,940
                                                                                      -------------------

TRANSPORTATION - 2.85%
    EGL, Inc* ~                                                                40,260          1,218,268
    General Maritime Corporation* ~                                            28,870          1,005,542
    Holly Corp                                                                 18,470            470,985
    Landstar Systems Inc*                                                       7,930            465,332
                                                                                      -------------------
                                                                                               3,160,127
                                                                                      -------------------

UTILITIES & POWER - 3.91%
    CARBO Ceramics Inc ~                                                       12,300            887,322
    Core Laboratories NV* ~                                                    39,320            966,879
    KCS Energy Inc * ~                                                         59,480            827,367
    Quicksilver Resources Inc * ~                                              32,610          1,065,367
    Southwestern Energy Company *                                              13,730            576,518
                                                                                      -------------------
                                                                                               4,323,453
                                                                                      -------------------

TOTAL COMMON STOCK
 (Cost $97,598,252)                                                                          108,191,580
                                                                                      ===================


---------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 27.12%                                                SHARES              VALUE
---------------------------------------------------------------------------------------------------------

SHORT TERM INVESTMENT FUND - 1.77%
    State Street Global Advisors
      Money Market Fund ^^^
      1.30% yield as of September 30, 2004                                  1,951,794          1,951,794
      Securities Lending Quality Trust ^^^
      1.71% yield as of September 30,  2004                                27,984,941         27,984,941

TOTAL SHORT TERM INVESTMENTS
 (Cost $29,936,735)                                                                           29,936,735
                                                                                      -------------------

TOTAL INVESTMENTS - 125.13%
 (Cost $127,534,987)                                                                         138,128,315
                                                                                      ===================

OTHER ASSETS AND LIABILITIES - -25.13%

                                                                                             (27,738,686)
                                                                                      ===================

TOTAL NET ASSETS - 100%                                                                      110,389,629
                                                                                      ===================

PREFERRED MID CAP GROWTH FUND

------------------------------------------------------------------------------------------------------------------------
  Common Stock - 98.68%                                                                       Shares              Value
------------------------------------------------------------------------------------------------------------------------

  BANKS - 2.35%
        City National Corporation                                                              6,350            412,433
        Silicon VY Bancshares* ~                                                              12,460            463,138
        Sovereign Bancorp Inc                                                                 28,590            623,834
        UCBH Holdings Inc ~                                                                   16,710            652,860
                                                                                                     -------------------
                                                                                                              2,152,265

  COMPUTER SOFTWARE - 5.15%
        Akamai Technologies Inc* ~                                                            41,120            577,736
        Avid Technology Inc* ~                                                                11,940            559,628
        Citrix Systems Inc *                                                                  37,860            663,307
        InfoSpace Inc* ~                                                                      10,250            485,748
        National Semiconductor Corp                                                           23,150            358,594
        RSA Sec Inc* ~                                                                        18,670            360,331
        Sandisk Corp*                                                                         18,160            528,819
        Take Two Interactive Software* ~                                                      16,590            544,982
        TIBCO Software Inc*                                                                   74,720            635,867
                                                                                                     -------------------
                                                                                                              4,715,012
                                                                                                     -------------------

  CONSUMER PRODUCTS - 2.80%
        Harman International Industries Inc                                                    7,020            756,405
        Lexmark International Inc*                                                             7,710            647,717
        Nu Skin Enterprises Inc ~                                                             28,830            677,793
        Ruby Tuesday Inc ~                                                                    17,440            486,053
                                                                                                     -------------------
                                                                                                              2,567,968
                                                                                                     -------------------

  DISCOUNT & FASHION RETAILING - 5.29%
        Abercrombie and Fitch Co                                                              14,000            441,000
        American Eagle Outfitters Inc                                                         13,820            509,267
        Bed Bath & Beyond Inc * ~                                                             32,410          1,202,735
        Chico's FAS Inc *                                                                     26,730            914,166
        Coach Inc *                                                                           28,100          1,192,002
        Urban Outfitters Inc* ~                                                               17,130            589,272
                                                                                                     -------------------
                                                                                                              4,848,442
                                                                                                     -------------------

  ELECTRICAL & ELECTRONICS - 6.77%
        Benchmark Electrs Inc.*                                                               17,440            519,712
        Cymer Inc *                                                                           15,370            440,504
        Lam Research Corporation *                                                            49,850          1,090,718
        Marvell Technology Group Ltd*                                                         36,180            945,383
        PMC - Sierra Inc *                                                                    78,480            691,409
        Rockwell Automation Inc                                                               16,570            641,259
        Sanmina SCI Corp*                                                                     64,450            454,373
        Silicon Laboratories Inc * ~                                                          20,150            666,764
        Tektronix Inc                                                                         22,720            755,440
                                                                                                     -------------------
                                                                                                              6,205,562
                                                                                                     -------------------

  FINANCE - 6.80%
        Affiliated Managers Group* ~                                                          13,920            745,277
        Alliance Data Systems Corporation *                                                   18,950            768,612
        Bear Stearns Cos Inc.                                                                  6,160            592,407
        CheckFree Corp *                                                                      28,930            800,493
        Doral Finl Corp                                                                        8,420            349,177
        E Trade Finl Corp*                                                                    75,260            859,469
        Investors Financial Services Corp ~                                                   19,270            869,655
        T Rowe Price Group Inc                                                                24,480          1,247,011
                                                                                                     -------------------
                                                                                                              6,232,101
                                                                                                     -------------------

  FOOD - 2.02%
        Constellation Brands Inc*                                                             15,570            592,594
        McCormick & Co Inc                                                                    17,750            609,535
        Whole Foods Market Inc                                                                 7,600            652,004
                                                                                                     -------------------
                                                                                                              1,854,133
                                                                                                     -------------------

  HEALTH CARE - 18.72%
        Anthem Inc*                                                                           15,850          1,382,913
        Bausch & Lomb Inc                                                                     10,920            725,634
        Biomet Inc                                                                            17,640            826,963
        CR Bard Inc                                                                           25,990          1,471,814
        Charles River Laboratories International Inc* ~                                       20,550            941,190
        Cooper Cos Inc ~                                                                       6,800            466,140
        Elan Corporation plc* ~                                                               27,990            654,966
        Fisher Scientific International Inc*                                                  24,980          1,457,083
        Gen-Probe Incorporated *                                                              19,550            779,459
        Henry Schein Inc *                                                                    11,710            729,650
        INAMED Corporation *                                                                  21,390          1,019,661
        IVAX Corporation                                                                      23,912            457,915
        Laboratory Corp of America Holdings*                                                  15,110            660,609
        Manor Care Inc                                                                        15,560            466,178
        MGI Pharma Inc*                                                                       22,700            605,863
        Neurocrine Biosciences Inc * ~                                                        14,650            690,894
        OSI Pharmaceuticals Inc* ~                                                            15,620            960,005
        PacifiCare Health Systems Inc *                                                       15,610            572,887
        Patterson Cos Inc* ~                                                                   8,920            682,915
        Sepracor Inc* ~                                                                       14,840            723,895
        Waters Corporation*                                                                   19,800            873,180
                                                                                                     -------------------
                                                                                                             17,149,814
                                                                                                     -------------------

  HOUSEHOLD PRODUCTS -  2.80%
        D R Horton Inc                                                                        23,620            782,058
        The Clorox Company                                                                    15,030            801,099
        Williams-Sonoma Inc *                                                                 26,240            985,312
                                                                                                     -------------------
                                                                                                              2,568,469
                                                                                                     -------------------

  HOUSING & REAL ESTATE - 0.35%
        Ryland Group Inc                                                                       3,440            318,750
                                                                                                     -------------------
                                                                                                                318,750
                                                                                                     -------------------

  INSURANCE -  0.67%
        MGIC Investment Corporation                                                            9,240            614,922
                                                                                                     -------------------
                                                                                                                614,922
                                                                                                     -------------------

  LEISURE TIME INDUSTRIES - 9.37%
        Aztar Corporation*                                                                     8,120            215,180
        Brunswick Corp                                                                        12,500            572,000
        Host Marriott Corporation                                                             35,950            504,379
        Marriott International Inc                                                            30,910          1,606,084
        MGM Mirage Inc*                                                                       12,220            606,723
        PF Chang's China Bistro Inc* ~                                                         8,720            422,833
        Scientific Games Corp* ~                                                              19,840            378,944
        Starwood Hotels & Resorts Worldwide Inc                                               14,340            665,663
        Station Casinos Inc                                                                   22,860          1,121,054
        WMS Industries Inc* ~                                                                 22,610            580,851
        Wynn Resorts Limited* ~                                                               15,500            801,195
        Yum Brands Inc                                                                        27,330          1,111,238
                                                                                                     -------------------
                                                                                                              8,586,144
                                                                                                     -------------------

  MANUFACTURING - 3.23%
        American Standard Companies Inc*                                                      21,240            826,448
        Ball Corporation                                                                      13,880            519,528
        Eaton Corporation                                                                     11,740            744,433
        Pentair Inc                                                                           25,000            872,750
                                                                                                     -------------------
                                                                                                              2,963,159
                                                                                                     -------------------

  METALS & MINING - 1.61%
        Allegheny Technologies Inc                                                            36,610            668,133
        Phelps Dodge Corporation                                                               8,760            806,183
                                                                                                     -------------------
                                                                                                              1,474,316
                                                                                                     -------------------

  OFFICE EQUIPMENT & COMPUTERS - 3.19%
        Apple Computer Inc*                                                                   27,880          1,080,350
        Network Appliance Inc*                                                                43,220            994,060
        Zebra Technologies Corporation *                                                      13,875            846,514
                                                                                                     -------------------
                                                                                                              2,920,924
                                                                                                     -------------------

  OIL & GAS - 2.50%
        Ashland Inc                                                                           14,720            825,498
        Range Resources Corporation ~                                                         34,500            603,405
        XTO Energy Inc                                                                        26,652            865,657
                                                                                                     -------------------
                                                                                                              2,294,560
                                                                                                     -------------------

  SERVICE INDUSTRIES - 10.63%
        CDW Corporation                                                                       15,140            878,574
        ChoicePoint Inc*                                                                      21,370            911,431
        CNET Networks Inc * ~                                                                100,620            920,673
        Cognizant Technology Solutions Corporation*                                           29,720            906,757
        Fiserv Inc*                                                                           20,680            720,905
        Global Payments Inc ~                                                                 18,690          1,000,850
        Iron Mountain Incorporated*                                                           14,990            507,412
        Manpower Inc                                                                          14,770            657,117
        Monster Worldwide Inc *                                                               45,830          1,129,251
        Smith International Inc *                                                             10,760            653,455
        VeriSign Inc *                                                                        73,260          1,456,409
                                                                                                     -------------------
                                                                                                              9,742,834
                                                                                                     -------------------

  TELECOMMUNICATIONS - 9.39%
        Avaya Inc *                                                                           48,300            673,302
        Comverse Technology Inc *                                                             45,450            855,824
        JDS Uniphase Corporation* ~                                                          162,500            547,625
        F5 Networks Inc* ~                                                                    27,960            851,662
        Juniper Networks Inc* ~                                                               82,510          1,947,236
        NII Holdings Inc* ~                                                                   14,560            600,018
        Polycom Inc *                                                                         54,840          1,086,929
        Research In Motion Ltd*                                                               12,860            981,732
        Western Wireless Corporation *                                                        41,060          1,055,653
                                                                                                     -------------------
                                                                                                              8,599,981
                                                                                                     -------------------

  TRANSPORTATION - 2.16%
        Expeditors International of Washington Inc                                            11,220            580,074
        Southwest Airlines Co                                                                 63,550            865,551
        Teekay Shipping Corp ~                                                                12,360            532,592
                                                                                                     -------------------
                                                                                                              1,978,217
                                                                                                     -------------------

  UTILITIES - 2.88%
        Baker Hughes Incorporated                                                             20,150            880,958
        Peabody Energy Corporation                                                            10,930            650,335
        Reliant Energy Inc* ~                                                                 31,120            290,350
        Transocean Inc*                                                                       13,590            486,250
        Western Gas Resources Inc ~                                                           11,120            317,916
                                                                                                     -------------------
                                                                                                              2,625,809
                                                                                                     -------------------

  TOTAL COMMON STOCK
   (Cost $83,880,835)                                                                                ===================
                                                                                                             90,413,382
                                                                                                     ===================


------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS - 20.07%                                                             SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------

  SHORT TERM INVESTMENT TRUST - 20.07%
        Securities Lending Quality Trust ^^^
         1.71% yield as of September 30, 2004                                             18,389,890         18,389,890

  TOTAL SHORT TERM INVESTMENTS
   (Cost $18,389,890)                                                                                        18,389,890
                                                                                                     ===================

  TOTAL INVESTMENTS - 118.75%
   (Cost $102,270,725)                                                                                      108,803,272
                                                                                                     ===================

  OTHER ASSETS AND LIABILITIES - -18.75%                                                                    (17,177,455)
                                                                                                     ===================

  TOTAL NET ASSETS - 100%                                                                                    91,625,817
                                                                                                     ===================

PREFERRED LARGE CAP GROWTH FUND

--------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Common Stock - 97.84%                                                             Shares                Value
--------------------------------------------------------------------------------------------------------------

Banks - 1.50%
     Bank of America Corporation                                                 134,400            5,823,552
                                                                                         ---------------------

COMPUTER SOFTWARE - 9.58%
     Electronic Arts Inc *                                                       175,600            8,075,844
     Google Inc* ~                                                                14,600            1,892,160
     Mercury Interactive Corp*                                                   100,500            3,505,440
     Microsoft Corporation                                                       497,700           13,761,405
     SAP AG ADR                                                                  168,800            6,574,760
     Symantec Corp*                                                               62,800            3,446,464
                                                                                         ---------------------
                                                                                                   37,256,073
                                                                                         ---------------------

CONSUMER PRODUCTS - 9.10%
     Avon Products Inc                                                           134,100            5,857,488
     Estee Lauder  Companies Inc                                                 106,400            4,447,520
     Harman International Industries Incorporated                                 36,600            3,943,650
     Procter & Gamble Company                                                    100,900            5,460,708
     Starbucks Corporation *                                                     191,900            8,723,774
     Whole Foods Market Inc ~                                                     81,100            6,957,569
                                                                                         ---------------------
                                                                                                   35,390,709
                                                                                         ---------------------

DISCOUNT & FASHION RETAILING - 7.86%
     Bed Bath & Beyond Inc *                                                     137,000            5,084,070
     Chico's  FAS Inc*                                                           144,300            4,935,060
     Lowe's Companies Inc                                                         95,100            5,168,685
     Petsmart Inc                                                                 65,700            1,865,223
     Target Corporation                                                          171,300            7,751,325
     Tiffany & Co                                                                119,300            3,667,282
     Williams-Sonoma  Inc*                                                        55,800            2,095,290
                                                                                         ---------------------
                                                                                                   30,566,935
                                                                                         ---------------------

ELECTRICAL & ELECTRONICS - 5.54%
     Agilent Technologies Inc *                                                  266,300            5,744,091
     Intel Corporation                                                           192,500            3,861,550
     Marvell Technology Group Ltd* ~                                             215,700            5,636,241
     Maxim Integrated Products Inc                                               103,800            4,389,702
     Texas Instruments Inc                                                        90,700            1,930,096
                                                                                         ---------------------
                                                                                                   21,561,680
                                                                                         ---------------------

FINANCE- 10.36%
     American Express Company                                                    180,700            9,298,822
     Citigroup Inc                                                                13,900              613,268
     Goldman Sachs Group Inc                                                      51,000            4,755,240
     Lehman Brothers Holdings Inc                                                 49,900            3,978,028
     JPMorgan Chase & Co                                                         268,052           10,649,706
     Merrill Lynch & Co Inc                                                      111,900            5,563,668
     State Street Corporation                                                    127,400            5,441,254
                                                                                         ---------------------
                                                                                                   40,299,986
                                                                                         ---------------------

FOOD - 1.51%
     Costco Wholesale Corporation                                                 70,800            2,942,448
     Kroger Co*                                                                  189,600            2,942,592
                                                                                         ---------------------
                                                                                                    5,885,040
                                                                                         ---------------------

FUEL - 7.85%
     BJ Services Company                                                         146,600            7,683,306
     Schlumberger Limited                                                        162,900           10,964,799
     Smith International Inc*                                                     72,400            4,396,852
     Suncor Energy Inc                                                            38,700            1,238,787
     Total SA ADR                                                                 61,300            6,263,021
                                                                                         ---------------------
                                                                                                   30,546,765
                                                                                         ---------------------

HEALTH CARE - 18.12%
     Alcon Inc                                                                    48,300            3,873,660
     Allergan Inc ~                                                               61,100            4,432,805
     Amgen Inc *                                                                 109,400            6,200,792
     AstraZeneca Plc ADR                                                          92,600            3,808,638
     Caremark Rx Inc *                                                           181,700            5,827,119
     Genentech Inc *                                                             130,000            6,814,600
     Gilead Sciences Inc *                                                       193,200            7,221,816
     Guidant Corp                                                                 85,200            5,626,608
     Eli Lilly & Co                                                               94,000            5,644,700
     IVAX Corporation*                                                            67,125            1,285,444
     MedImmune Inc *                                                              83,900            1,988,430
     Novartis AG ADR                                                             120,500            5,623,735
     Pfizer Inc                                                                  166,270            5,087,862
     Roche Holding AG ADR                                                         68,300            7,055,895
                                                                                         ---------------------
                                                                                                   70,492,104
                                                                                         ---------------------

INSURANCE - 2.21%
     American International Group Inc                                            126,325            8,588,837
                                                                                         ---------------------

MANUFACTURING - 3.57%
     General Electric Company                                                    413,700           13,892,046
                                                                                         ---------------------

OFFICE EQUIPMENT & COMPUTERS - 6.06%
     Apple Computer Inc*                                                         194,500            7,536,875
     Dell Inc*                                                                   286,100           10,185,160
     International Business Machines Corporation                                  38,300            3,283,842
     Lexmark International Inc*                                                   30,700            2,579,107
                                                                                         ---------------------
                                                                                                   23,584,984
                                                                                         ---------------------

PUBLISHING & BROADCASTING - 2.27%
     DIRECTV Group Inc*                                                          164,000            2,884,760
     Univision Communications Inc * ~                                            188,300            5,952,163
                                                                                         ---------------------
                                                                                                    8,836,923
                                                                                         ---------------------

SERVICE INDUSTRIES - 8.19%
     Apollo Group Inc *                                                           53,200            3,903,284
     Navteq Corp*                                                                 50,900            1,814,076
     eBay Inc *                                                                  140,300           12,899,182
     Yahoo! Inc *                                                                391,300           13,268,983
                                                                                         ---------------------
                                                                                                   31,885,525
                                                                                         ---------------------

TELECOMMUNICATIONS - 4.12%
     Cisco Systems Inc *                                                         445,300            8,059,930
     Qualcomm Inc                                                                143,400            5,598,336
     Research In Motion Ltd*                                                      31,700            2,419,978
                                                                                         ---------------------
                                                                                                   16,078,244
                                                                                         ---------------------

TOTAL COMMON STOCK
 (Cost $336,616,887)                                                                              380,689,403
                                                                                         =====================

--------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 3.95%                                                PAR/SHARES                VALUE
--------------------------------------------------------------------------------------------------------------

Commercial Paper 1.01%
     American Express Credit Corp
     1.73% October 1, 2004 @                                                   3,923,000            3,923,000
                                                                                         ---------------------

SHORT TERM INVESTMENT TRUST - 2.94%
     Securities Lending Quality Trust ^^^
      1.71% yield as of September 30, 2004                                    11,428,378           11,428,378
                                                                                         ---------------------

TOTAL SHORT TERM INVESTMENTS
 (Cost $15,351,378)                                                                                15,351,378
                                                                                         =====================

Total Investments - 101.79%
 (Cost $351,968,265)                                                                              396,040,781
                                                                                         =====================

OTHER ASSETS AND LIABILITIES - -1.79%                                                              (6,948,657)
                                                                                         =====================

TOTAL NET ASSETS - 100%                                                                           389,092,124
                                                                                         =====================

PREFERRED VALUE FUND
----------------------------------------------------------

------------------------------------------------------------------------------------------------------
  Common Stock - 95.72%                                                  Shares                 Value
------------------------------------------------------------------------------------------------------

  BANKS - 3.35%
      Bank of America Corp                                               42,980             1,862,323
      Bank of New York Company Inc                                       55,800             1,627,686
      Marshall & Ilsley Corporation                                      10,300               415,090
      Mellon Financial Corporation                                       84,600             2,342,574
      U.S. Bankcorp                                                      28,800               832,320
      Wachovia Corporation                                               34,800             1,633,860
      Wells Fargo & Company                                              30,100             1,794,863
                                                                                ----------------------
                                                                                           10,508,716
                                                                                ----------------------

  CHEMICALS - 1.80%
      E.I. du Pont de Nemours and Company                                54,200             2,319,760
      Potash Corporation of Saskatchewan Inc                             18,000             1,155,060
      Praxair Inc                                                        50,800             2,171,192
                                                                                ----------------------
                                                                                            5,646,012
                                                                                ----------------------

  COMPUTER SOFTWARE - 3.26%
      Electronic Data Systems Corporation ~                             412,220             7,992,946
      Microsoft Corporation                                              80,300             2,220,295
                                                                                ----------------------
                                                                                           10,213,241
                                                                                ----------------------

  CONSUMER PRODUCTS - 6.64%
      Altria Group Inc                                                  214,140            10,073,146
      Clorox Co                                                           9,000               479,700
      Gillette Company                                                   34,500             1,440,030
      Kimberly-Clark Corporation                                         20,100             1,298,259
      Newell Rubbermaid Inc                                              43,100               863,724
      PepsiCo Inc                                                        55,100             2,680,615
      UST Inc                                                            99,150             3,991,779
                                                                                ----------------------
                                                                                           20,827,253
                                                                                ----------------------

  DISCOUNT & FASHION RETAILING -  1.51%
      Federated Dept Stores Inc Del                                       2,600               118,118
      Gap Inc                                                           102,000             1,907,400
      NIKE Inc - Class B                                                 19,800             1,560,240
      Target Corporation                                                 25,400             1,149,350
                                                                                ----------------------
                                                                                            4,735,108
                                                                                ----------------------

  ELECTRICAL & ELECTRONICS - 3.12%
      Emerson Electric Co                                                18,500             1,144,965
      General Electric Company                                          100,900             3,388,222
      Honeywell International Inc                                        16,400               588,104
      Motorola Inc                                                      240,000             4,329,600
      Teradyne Inc * ~                                                   24,500               328,300
                                                                                ----------------------
                                                                                            9,779,191
                                                                                ----------------------

  FINANCE - 15.98%
      American Express Company                                          223,340            11,493,076
      Citigroup Inc                                                      70,000             3,088,400
      Fannie Mae                                                        148,740             9,430,116
      Freddie Mac                                                       222,280            14,501,547
      J.P. Morgan Chase & Co                                            119,604             4,751,867
      MBNA Corp                                                           5,300               134,026
      Merrill Lynch & Co Inc.                                           134,680             6,696,290
                                                                                ----------------------
                                                                                           50,095,322

                                                                                ----------------------

  FOOD - 8.97%

      Archer-Daniels-Midland Company                                     34,400               584,112
      Coca Cola Co                                                       53,800             2,154,690
      HJ Heinz Company                                                   23,600               850,072
      Kellogg Company                                                    34,800             1,484,568
      Kraft Foods Inc                                                   327,030            10,373,392
      Kroger Co *                                                       501,640             7,785,453
      Monsanto Company                                                   30,000             1,092,600
      Safeway Inc *                                                     195,700             3,778,967
                                                                                ----------------------
                                                                                           28,103,854
                                                                                ----------------------

  FUEL - 4.23%
      Baker Hughes Incorporated                                          54,100             2,365,252
      Exxon Mobil Corporation                                           178,500             8,626,905
      Schlumberger Limited                                               33,900             2,281,809
                                                                                ----------------------
                                                                                           13,273,966
                                                                                ----------------------

  HEALTH CARE - 14.33%
      Abbott Laboratories                                                30,700             1,300,452
      Baxter International Inc                                           67,600             2,174,016
      Bristol-Myers Squibb Company                                       37,000               875,790
      Cardinal Health Inc                                                35,400             1,549,458
      CIGNA Corporation                                                  19,900             1,385,637
      CVS Corporation                                                   136,990             5,771,389
      Guidant Corporation                                                 2,700               178,308
      HCA Inc                                                           111,000             4,234,650
      Johnson & Johnson                                                  39,000             2,196,870
      Merck & Co Inc                                                     51,300             1,692,900
      Novartis AG ADR                                                    54,600             2,548,182
      Pfizer Inc                                                        179,840             5,503,104
      Schering-Plough Corporation                                       123,300             2,350,098
      Tenet Healthcare Corp *                                           570,800             6,158,932
      Wyeth                                                             187,100             6,997,540
                                                                                ----------------------
                                                                                           44,917,326
                                                                                ----------------------

  HOUSING & REAL ESTATE - 1.23%
      Apartment Investment & Management Co REIT                          77,130             2,682,581
      Equity Office Properties Trust REIT                                42,680             1,163,030
                                                                                ----------------------
                                                                                            3,845,611
                                                                                ----------------------

  INSURANCE - 4.12%
      American International Group Inc                                   45,800             3,113,942
      Hartford Financial Services Group                                  17,400             1,077,582
      Marsh & McLennan Companies Inc                                    134,100             6,136,416
      Old Republic International Corporation                             61,005             1,526,955
      The St Paul Travelers Companies Inc^^^                             32,400             1,071,144
                                                                                ----------------------
                                                                                           12,926,039
                                                                                ----------------------

  LEISURE TIME INDUSTRIES - 1.22%
      Eastman Kodak Company ~                                             4,700               151,434
      Walt Disney Company                                               163,400             3,684,670
                                                                                ----------------------
                                                                                            3,836,104
                                                                                ----------------------

  MANUFACTURING - 7.12%
      Deere & Company                                                    71,600             4,621,780
      Eaton Corporation                                                  40,200             2,549,082
      Illinois Tool Works Inc                                            15,400             1,434,818
      Parker Hannifin Corporation                                        25,900             1,524,474
      Tyco International Ltd                                            397,900            12,199,614
                                                                                ----------------------
                                                                                           22,329,768
                                                                                ----------------------

  METALS & MINING - 1.48%
      Alcoa Inc                                                          72,800             2,445,352
      Newmont Mining Corporation                                         48,200             2,194,546
                                                                                ----------------------
                                                                                            4,639,898
                                                                                ----------------------

  OFFICE EQUIPMENT & COMPUTERS - 3.44%
      Apple Computer Inc*                                                68,300             2,646,625
      EMC Corporation *                                                 265,900             3,068,486
      Pitney Bowes Inc                                                   58,100             2,562,210
      Xerox Corporation* ~                                              178,800             2,517,504
                                                                                ----------------------
                                                                                           10,794,825
                                                                                ----------------------

  PAPER & FOREST PRODUCTS - 1.19%
      International Paper Company                                        92,300             3,729,843
                                                                                ----------------------

  PUBLISHING & BROADCASTING - 2.88%
      Interpublic Group of Companies Inc *                              261,730             2,771,721
      Time Warner Inc *                                                 178,450             2,880,183
      Tribune Company                                                    44,900             1,847,635
      Viacom Inc                                                         45,900             1,540,404
                                                                                ----------------------
                                                                                            9,039,943
                                                                                ----------------------

  SERVICE INDUSTRIES - 0.52%
      Waste Management Inc                                               59,600             1,629,464
                                                                                ----------------------

  TELECOMMUNICATIONS - 4.09%
      Clear Channel Communications Inc                                   54,200             1,689,414
      Comcast Corporation *                                             100,100             2,794,792
      Corning Incorporated *                                             68,400               757,872
      Cox Communications Inc *                                           14,300               473,759
      Nortel Networks Corporation *                                     235,000               799,000
      Qwest Communications International Inc*                           138,700               461,871
      SBC Communications Inc                                             77,800             2,018,910
      Verizon Communications Inc                                         96,700             3,808,046
                                                                                ----------------------
                                                                                           12,803,664
                                                                                ----------------------

  TRANSPORTATION - 2.07%
      Canadian National Railway Company                                  33,900             1,644,150
      CSX Corporation                                                    34,200             1,135,440
      Union Pacific Corporation                                          34,265             2,007,929
      United Parcel Service Inc                                          22,000             1,670,240
                                                                                ----------------------
                                                                                            6,457,759
                                                                                ----------------------

  UTILITIES & POWER - 3.17%
      El Paso Corporation ~                                             734,750             6,752,353
      Global Santa Fe Corporation                                        22,400               686,560
      Progress Energy Inc                                                22,300               944,182
      Solectron Corporation *                                           306,200             1,515,689
                                                                                ----------------------
                                                                                            9,898,784
                                                                                ----------------------

  TOTAL COMMON STOCK
   (Cost $281,099,611)                                                                    300,031,691
                                                                                ======================


------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS - 8.03%                                     PAR/SHARES                 VALUE
------------------------------------------------------------------------------------------------------

  SHORT TERM INVESTMENT FUND - 3.93%
      State Street Global Advisors
        Money Market Fund ^^^
         1.30% yield as of September 30, 2004                        12,330,176            12,330,176

  SHORT TERM INVESTMENT TRUST - 4.10%
      Securities Lending Quality Trust ^^^
        1.71% yield as of September 30, 2004                         12,849,740            12,849,740

  TOTAL SHORT TERM INVESTMENTS
   (Cost $25,179,916)                                                                      25,179,916
                                                                                ======================

  TOTAL INVESTMENTS - 103.75%
   (Cost $306,279,527)                                                                    325,211,607
                                                                                ======================

  OTHER ASSETS AND LIABILITIES - -3.75%                                                   (11,776,152)
                                                                                ======================

  TOTAL NET ASSETS - 100%                                                                 313,435,455
                                                                                ======================

-----------------------------------------------------------------
PREFERRED ASSET ALLOCATION FUND
-----------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
COMMON STOCK & EQUIVALENTS - 47.58%                                          SHARES                VALUE
---------------------------------------------------------------------------------------------------------

AEROSPACE - 0.85%
      Boeing Co                                                               5,672              292,789
      General Dynamics Corp                                                   1,720              175,612
      Goodrich Corporation                                                      500               15,680
      Lockheed Martin Corporation                                             4,638              258,708
      Northrop Grumman Corp                                                   2,826              150,711
      Raytheon Co                                                             5,170              196,357
      Rockwell Collins Inc                                                    1,750               64,995
      United Technologies Corp                                                3,560              332,433
                                                                                    ---------------------
                                                                                               1,487,285
                                                                                    ---------------------

AUTOMOTIVE - 0.48%
      AutoNation Inc *                                                        1,200               20,496
      Cooper Tire & Rubber Co                                                   600               12,102
      Cummins Inc                                                               400               29,556
      Dana Corp                                                               1,228               21,723
      Delphi  Corp                                                            2,495               23,179
      Eaton Corp                                                              2,200              139,502
      Ford Motor Corp                                                        15,387              216,187
      General Motors Corp ~                                                   4,710              200,081
      Goodyear Tire and Rubber Co * ~                                         1,500               16,110
      Navistar International Corp *                                             610               22,686
      Paccar Inc                                                              1,935              133,747
      Visteon Corp                                                              558                4,458
                                                                                    ---------------------
                                                                                                 839,827
                                                                                    ---------------------

BANKS - 3.74%
      AmSouth Bancorp                                                         1,550               37,820
      Bank of America Corp                                                   33,822            1,465,507
      Bank of New York Company, Inc                                           7,080              206,524
      BB&T Corp                                                               4,410              175,033
      Comercia Inc                                                              750               44,513
      Fifth Third Bancorp                                                     5,103              251,170
      First Horizon National Corp                                             2,300               99,728
      JP Morgan Chase & Co*                                                  27,093            1,076,405
      KeyCorp                                                                 1,800               56,880
      M&T Bank Corporation                                                      500               47,850
      Marshall & Ilsley Corp                                                  1,850               74,555
      MBNA Corp                                                              11,038              278,158
      National City Corp                                                      5,200              200,824
      North Fork Bancorporation Inc                                           2,600              115,570
      PNC Financial Services Group                                            1,300               70,330
      Regions Financial Corporation                                           3,801              125,661
      SouthTrust Corporation                                                  2,500              104,150
      Sovereign Bancorp Inc                                                   1,500               32,730
      State Street Corporation^^^                                             1,840               78,586
      SunTrust Banks Inc                                                      2,690              189,403
      US Bancorp                                                             15,283              441,679
      Wachovia Corp*                                                         10,598              497,576
      Wells Fargo & Company                                                  14,480              863,442
      Zions Bancorp                                                             400               24,416
                                                                                    ---------------------
                                                                                               6,558,510
                                                                                    ---------------------

CHEMICALS - 0.78%
      Air Products and Chemicals Inc                                          1,200               65,256
      Dow Chemical Company                                                    8,818              398,397
      E.I. du Pont de Nemours & Co                                            9,264              396,499
      Eastman Chemical Co ~                                                     625               29,719
      Engelhard Corp                                                            975               27,641
      Great Lakes Chemical Corp                                                 200                5,120
      Hercules Inc *                                                            850               12,113
      International Flavors & Fragrances Inc                                    700               26,740
      Monsanto Co                                                             1,942               70,728
      PPG Industries Inc                                                      2,300              140,944
      Praxair Inc                                                             1,500               64,110
      Rohm and Haas Company                                                   3,146              135,184
                                                                                    ---------------------
                                                                                               1,372,451
                                                                                    ---------------------

COMPUTER SOFTWARE - 2.52%
      Adobe Systems Inc                                                       2,900              143,463
      Affiliated Computer Services Inc* ~                                     1,100               61,237
      Autodesk Inc                                                              500               24,315
      Automatic Data Processing                                               3,350              138,422
      BMC Software Inc *                                                      3,100               49,011
      Citrix Systems Inc *                                                    1,850               32,412
      Computer Associates International Inc                                   4,258              111,985
      Computer Sciences Corp*                                                 2,150              101,265
      Compuware Corp *                                                        1,700                8,755
      Comverse Technology Inc *                                               3,500               65,905
      Electronic Data Systems Corporation                                     3,020               58,558
      First Data Corp                                                         7,265              316,028
      Intuit Inc *                                                            1,900               86,260
      Mercury Interactive Corp *                                                400               13,952
      Microsoft Corporation                                                  87,320            2,414,398
      Novell Inc *                                                            1,700               10,727
      NVIDIA Corp *                                                             700               10,164
      Oracle Corp *                                                          44,328              500,020
      Parametric Technology Corp *                                            1,200                6,336
      PeopleSoft Inc *                                                        3,000               59,550
      Siebel Systems Inc *                                                    7,400               55,796
      Symantec Corp *                                                         1,500               82,320
      VERITAS Software Corp *                                                 3,390               60,342
                                                                                    ---------------------
                                                                                               4,411,221
                                                                                    ---------------------

CONGLOMERATES - 0.21%
      Cintas Corp                                                               800               33,632
      Honeywell International Inc                                             5,316              190,632
      Pall Corp                                                                 533               13,048
      PerkinElmer Inc                                                           600               10,332
      Pinnacle West Capital Corp                                                400               16,600
      Rockwell Automation Inc                                                 2,890              111,843
                                                                                    ---------------------
                                                                                                 376,087
                                                                                    ---------------------

CONSUMER PRODUCTS - 3.44%
      Adolph Coors Co                                                           200               13,584
      Alberto-Culver Co                                                         400               17,392
      Altria Group Inc                                                       16,470              774,749
      Anheuser-Busch Companies Inc                                            6,660              332,667
      Avon Products Inc                                                       3,500              152,880
      Bed Bath & Beyond Inc *                                                 2,300               85,353
      Best Buy Co Inc                                                         2,880              156,211
      BJ Services Co                                                          1,700               89,097
      Brown-Forman Corp                                                         950               43,510
      Circuit City Stores Inc                                                   900               13,806
      Clorox Co                                                               1,950              103,935
      Coca-Cola Company                                                      20,760              831,438
      Coca-Cola Enterprises Inc                                               4,300               81,270
      Colgate-Palmolive Co                                                    4,500              203,310
      Ecolab Inc                                                              1,200               37,728
      Fortune Brands Inc                                                      1,100               81,499
      Gillette Co                                                             9,310              388,599
      Harley-Davidson Inc                                                     2,390              142,062
      Liz Claiborne Inc                                                         500               18,860
      Masco Corp                                                              4,040              139,501
      Maytag Corp                                                               400                7,348
      Newell Rubbermaid Inc                                                   2,309               46,272
      NIKE Inc                                                                2,130              167,844
      Pepsi Bottling Group Inc                                                1,100               29,865
      PepsiCo Inc                                                            14,653              712,868
      Procter & Gamble Company                                               20,820            1,126,778
      RadioShack Corp                                                           700               20,048
      Reebok International Ltd                                                  519               19,058
      Starbucks Corporation *                                                 2,000               90,920
      UST Inc                                                                 1,280               51,533
      V.F. Corp                                                                 500               24,725
      Whirlpool Corp                                                            300               18,027
                                                                                    ---------------------
                                                                                               6,022,737
                                                                                    ---------------------

CONTAINERS & PACKING - 0.07%
      Ball Corporation                                                          900               33,687
      Bemis Company Inc                                                         900               23,922
      Pactiv Corp *                                                             700               16,275
      Sealed Air Corp *                                                         360               16,686
      Temple Inland Inc                                                         400               26,860
                                                                                    ---------------------
                                                                                                 117,430
                                                                                    ---------------------

DISCOUNT & FASHION RETAILING - 2.58%
      AutoZone Inc *                                                            850               65,663
      Big Lots Inc*                                                             500                6,115
      Coach Inc*                                                                800               33,936
      Costco Wholesale Corporation                                            4,350              180,786
      Dillard's Inc                                                             400                7,896
      Dollar General Corp                                                     1,521               30,648
      Family Dollar Stores Inc                                                  800               21,680
      Federated Department Stores Inc                                         1,430               64,965
      Gap Inc                                                                 9,537              178,342
      Home Depot Inc                                                         18,294              717,125
      Jones Apparel Group Inc                                                   600               21,480
      Kohls Corp *                                                            2,650              127,704
      Limited Brands Inc                                                      3,992               88,982
      Lowe's Companies Inc                                                    6,930              376,646
      May Department Stores Co                                                1,300               33,319
      Nordstrom Inc                                                           2,600               99,424
      JC Penney Inc                                                           2,600               91,728
      Sears Roebuck & Co                                                      1,680               66,948
      Target Corp                                                             7,450              337,113
      Tiffany & Co                                                            1,200               36,888
      TJX Companies Inc                                                       3,950               87,058
      Toys "R" Us Inc *                                                       1,000               17,740
      Wal-Mart Stores Inc                                                    34,390            1,829,548
                                                                                    ---------------------
                                                                                               4,521,734
                                                                                    ---------------------

ELECTRICAL & ELECTRONICS - 3.38%
      Advanced Micro Devices Inc * ~                                          1,600               20,800
      Agilent Technologies Inc *                                              4,323               93,247
      Altera Corporation *                                                    3,460               67,712
      Analog Devices Inc                                                      3,010              116,728
      Applied Micro Circuits Corp *                                           1,400                4,382
      Broadcom Corp *                                                         2,730               74,502
      Emerson Electric Co                                                     2,560              158,438
      General Electric Co                                                    82,880            2,783,110
      Intel Corporation                                                      49,510              993,171
      Jabil Circuit Inc *                                                       900               20,700
      Johnson Controls Inc                                                    1,500               85,215
      KLA-Tencor Corporation *                                                1,200               49,776
      Linear Technology Corp                                                  2,900              105,096
      LSI Logic Corp * ~                                                      1,700                7,327
      Maxim Integrated Products Inc                                           2,860              120,949
      Micron Technology Inc*                                                  5,560               66,887
      Millipore Corp *                                                          200                9,570
      Molex Inc                                                               1,525               45,476
      Motorola Inc                                                           20,421              368,395
      National Semiconductor Corp *                                           3,400               52,666
      Power-One Inc *                                                           400                2,592
      QLogic Corp *                                                             400               11,844
      Reynolds Amern Inc ~                                                    1,300               88,452
      Sanmina-SCI Corp *                                                      4,100               28,905
      Solectron Corp *                                                        5,200               25,740
      Symbol Technologies Inc                                                 1,100               13,904
      Tektronix Inc                                                           2,550               84,788
      Teradyne Inc *                                                          2,200               29,480
      Texas Instruments Incorporated                                         13,960              297,069
      Thermo Electron Corp*                                                   1,950               52,689
      Xilinx Inc                                                              1,600               43,200
                                                                                    ---------------------
                                                                                               5,922,810
                                                                                    ---------------------

FINANCE - 3.96%
      Ambac Financial Group Inc                                               1,200               95,940
      American Express Company                                               10,230              526,436
      Bear Stearns Cos Inc                                                    1,271              122,232
      Capital One Financial Corp                                              1,390              102,721
      Charles Schwab Corp                                                    13,615              125,122
      Cincinnati Financial Corp                                               2,700              111,294
      Citigroup Inc                                                          41,580            1,834,510
      Coutrywide Financial Corp                                               4,896              192,853
      E*TRADE Financial Corp*                                                 2,900               33,118
      Equifax Inc                                                               600               15,816
      Fannie Mae                                                              7,720              489,448
      Federated Investors Inc                                                   500               14,220
      Freddie Mac                                                             5,750              375,130
      Golden West Financial Corp                                              1,400              155,330
      Goldman Sachs Group Inc                                                 4,500              419,580
      H & R Block Inc.                                                        2,050              101,311
      Huntington Bancshares Inc                                               4,180              104,124
      Janus Capital Group Inc                                                 1,100               14,971
      Jefferson Pilot Corp                                                      637               31,633
      Lehman Brothers Holdings Inc                                            2,380              189,734
      Mellon Financial Corp                                                   1,900               52,611
      Merrill Lynch & Co Inc                                                  7,650              380,358
      Morgan Stanley                                                          9,146              450,898
      Northern Trust Corp                                                     1,000               40,800
      Paychex Inc                                                             2,545               76,732
      PMC Sierra Inc*                                                         6,600               58,146
      Principal Financial Group                                               1,400               50,358
      Providian Financial Corp *                                              1,300               20,202
      Prudential Financial Inc                                                4,230              198,979
      SLM Corp                                                                3,850              171,710
      Synovus Financial Corp                                                  1,400               36,610
      T Rowe Price Group Inc                                                    700               35,658
      Washington Mutual Inc                                                   5,545              216,699
      XL Capital Ltd                                                          1,200               88,788
                                                                                    ---------------------
                                                                                               6,934,072
                                                                                    ---------------------

FOOD - 0.77%
      Albertsons Inc ~                                                        1,671               39,987
      Archer-Daniels-Midland Company                                          5,738               97,431
      Campbell Soup Co                                                        3,100               81,499
      ConAgra Foods Inc                                                       2,400               61,704
      General Mills Inc                                                       3,000              134,700
      H.J. Heinz Company                                                      2,750               99,055
      Hershey Foods Corp                                                      1,980               92,486
      Kellogg Company                                                         3,350              142,911
      Kroger Co *                                                             4,080               63,322
      McCormick & Co Inc                                                        600               20,604
      Safeway Inc *                                                           2,000               38,620
      Sara Lee Corporation                                                    6,400              146,304
      Supervalu Inc                                                           1,100               30,305
      Sysco Corp                                                              4,210              125,963
      Winn Dixie Stores Inc ~                                                   600                1,854
      WM Wrigley Jr Co                                                        1,000               63,310
      YUM! Brands Inc                                                         2,566              104,334
                                                                                    ---------------------
                                                                                               1,344,389
                                                                                    ---------------------

FUEL - 3.32%
      Amerada Hess Corp                                                         740               65,860
      Anadarko Petroleum Corp                                                 2,018              133,914
      Apache Corp                                                             3,254              163,058
      Ashland Inc                                                               600               33,648
      Baker Hughes Incorporated                                               3,040              132,909
      Burlington Resources Inc                                                3,110              126,888
      ChevronTexaco Corporation                                              17,450              936,018
      ConocoPhillips                                                          5,472              453,355
      Dynegy Inc *                                                            2,700               13,473
      El Paso Corp                                                            4,751               43,662
      Exxon Mobil Corporation                                                52,528            2,538,678
      Halliburton Co                                                          3,550              119,600
      Kerr-McGee Corp                                                         1,721               98,527
      Kinder Morgan Inc                                                       1,200               75,384
      Marathon Oil Corp                                                       2,670              110,218
      Nabors Industries Ltd *                                                 2,500              118,375
      Noble Corp *                                                              600               26,970
      Occidental Petroleum Inc                                                2,250              125,843
      Rowan Companies Inc*                                                    1,400               36,960
      Schlumberger Limited                                                    3,780              254,432
      Sunoco Inc                                                                300               22,194
      Transocean Inc *                                                        2,350               84,083
      Unocal Corporation                                                      1,200               51,600
      Valero Energy Corp                                                        600               48,126
                                                                                    ---------------------
                                                                                               5,813,775
                                                                                    ---------------------

HEALTH CARE - 6.28%
      Abbott Laboratories                                                    12,560              532,042
      Allergan Inc                                                            1,070               77,629
      AmerisourceBergen Corp                                                  1,050               56,396
      Amgen Inc *                                                            10,234              580,063
      Anthem Inc *                                                            1,100               95,975
      Applera Corp-Applied Biosystems Group                                     900               16,983
      Bausch & Lomb Inc                                                       1,250               83,063
      Baxter International Inc                                                3,290              105,806
      Becton Dickinson & Co                                                   2,150              111,155
      Biogen Idec Inc *                                                       2,640              161,489
      Biomet Inc                                                              2,725              127,748
      Boston Scientific Corp *                                                6,960              276,521
      Bristol-Myers Squibb Co                                                15,710              371,856
      Cardinal Health Inc                                                     3,580              156,697
      Caremark RX Inc*                                                        2,100               67,347
      Chiron Corp *                                                           1,450               64,090
      C.R. Bard Inc                                                             900               50,967
      CVS Corporation                                                         4,500              189,585
      Eli Lilly and Company                                                   9,118              547,536
      Express Scripts Inc *                                                     300               19,602
      Fisher Scientific Intl Inc                                                500               29,165
      Forest Laboratories Inc *                                               2,440              109,751
      Genzyme Corp *                                                          1,800               97,938
      Gilead Sciences Inc*                                                    3,500              130,830
      Guidant Corp                                                            1,580              104,343
      HCA Inc                                                                 2,699              102,967
      Health Management Associates Inc                                        1,950               39,839
      Hospira Inc*                                                            1,266               38,740
      Humana Inc *                                                              700               13,986
      IMS Health Inc                                                          1,000               23,920
      Johnson & Johnson                                                      24,676            1,389,999
      King Pharmaceuticals Inc *                                              2,183               26,065
      Manor Care Inc                                                            400               11,984
      McKesson Corp                                                           2,696               69,152
      Medco Health Solutions Inc *                                            2,234               69,031
      MedImmune Inc *                                                         2,060               48,822
      Medtronic Inc                                                          10,400              539,760
      Merck & Co Inc                                                         16,870              556,710
      Mylan Laboratories Inc ~                                                1,200               21,600
      Pfizer Inc                                                             61,108            1,869,905
      Quest Diagnostics                                                         900               79,398
      Schering-Plough Corp                                                    8,660              165,060
      Sigma-Aldrich Corp                                                        800               46,400
      St Jude Medical Inc*                                                    1,100               82,797
      Stryker Corp                                                            3,040              146,163
      Tenet Healthcare Corp *                                                 3,750               40,463
      United Healthcare Corp                                                  5,500              405,570
      Walgreen Co                                                             8,240              295,239
      Watson Pharmaceuticals Inc *                                              950               27,987
      Wellpoint Health Networks Inc *                                         1,500              157,635
      Wyeth                                                                  10,770              402,798
      Zimmer Holdings Inc *                                                   2,040              161,242
                                                                                    ---------------------
                                                                                              10,997,809
                                                                                    ---------------------

HOUSING & REAL ESTATE - 0.30%
      American Standard Cos Inc *                                             1,000               38,910
      Apartment Investment & Management Co REIT                                 750               26,085
      Centex Corp                                                               600               30,276
      Equity Office Properties Trust REIT                                     3,150               85,838
      Equity Residential Properties Trust REIT                                2,300               71,300
      KB Home                                                                   690               58,298
      Pulte Homes Inc                                                           800               49,096
      Sherwin-Williams Co                                                     1,950               85,722
      Simon Property Group Inc REIT                                           1,550               83,127
                                                                                    ---------------------
                                                                                                 528,652
                                                                                    ---------------------

INSURANCE - 2.10%
      ACE Ltd                                                                 2,600              104,156
      Aetna Inc                                                               1,629              162,786
      AFLAC Inc                                                               4,540              178,013
      Allstate Corporationi                                                   6,788              325,756
      American International Group Inc                                       20,947            1,424,187
      AON Corp                                                                1,375               39,518
      Chubb Corporation                                                       1,600              112,448
      Cigna Corp                                                              1,000               69,630
      Hartford Financial Services Group                                       3,160              195,699
      Lincoln National Corp                                                   2,000               94,000
      Loews Corp                                                              1,440               84,240
      Marsh & McLennan Companies Inc                                          3,410              156,042
      MBIA Inc                                                                  600               34,926
      MetLife Inc                                                             6,070              234,606
      MGIC Investment Corp                                                      400               26,620
      Progressive Corp                                                        1,750              148,313
      Safeco Corp ~                                                           1,100               50,215
      St Paul Travelers Cos Inc ++                                            5,539              183,119
      Torchmark Corp                                                            500               26,590
      UnumProvident Corp                                                      1,284               20,146
                                                                                    ---------------------
                                                                                               3,671,010
                                                                                    ---------------------

LEISURE TIME INDUSTRIES - 0.91%
      Brunswick Corp                                                          2,200              100,672
      Carnival Corp                                                           4,090              193,416
      Darden Restaurants Inc                                                    750               17,490
      Eastman Kodak Co                                                        1,300               41,886
      Electronic Arts Inc *                                                   1,550               71,285
      Harrahs Entertainment Inc                                               1,100               58,278
      Hasbro Inc                                                                825               15,510
      Hilton Hotels Corp                                                      1,700               32,028
      International Game Technology                                           1,500               53,925
      Marriott International Inc                                              2,030              105,479
      Mattel Inc                                                              3,822               69,293
      McDonald's Corp                                                        10,070              282,262
      Starwood Hotels & Resorts Worldwide Inc                                 2,900              134,618
      Walt Disney Co                                                         17,010              383,576
      Wendy's International Inc                                                 900               30,240
                                                                                    ---------------------
                                                                                               1,589,958
                                                                                    ---------------------

MANUFACTURING - 1.64%
      3M Co                                                                   6,320              505,410
      Applied Materials Inc *                                                16,090              265,324
      Avery Dennison Corp                                                       500               32,890
      Black & Decker Corp                                                     1,050               81,312
      Caterpillar Inc ^                                                       2,860              230,087
      Cooper Industries Ltd                                                     400               23,600
      Corning Inc *                                                          12,350              136,838
      Crane Co                                                                  300                8,676
      Danaher Corp                                                            2,240              114,867
      Deere & Company                                                         2,800              180,740
      Dover Corp                                                              2,100               81,627
      Illinois Tool Works Inc                                                 2,540              236,652
      Ingersoll-Rand Co                                                       2,170              147,495
      ITT Industries Inc                                                        900               71,991
      Leggett & Platt Inc                                                       900               25,290
      Parker Hannifin Corporation                                             1,925              113,306
      Snap-On Inc                                                               300                8,268
      Stanley Works                                                             400               17,012
      Textron Inc                                                               600               38,562
      Tyco International Ltd                                                 15,999              490,529
      Vulcan Materials Co                                                       900               45,855
      Waters Corp *                                                             500               22,050
                                                                                    ---------------------
                                                                                               2,878,381
                                                                                    ---------------------

METALS & MINING - 0.37%
      Alcoa Inc                                                               6,948              233,383
      Allegheny Technologies Inc                                                688               12,556
      Freeport McMoRan Copper & Gold Inc                                      1,500               60,750
      Newmont Mining Corp                                                     3,568              162,451
      Nucor Corp                                                                700               63,959
      Phelps Dodge Corp                                                         675               62,120
      United States Steel Corp                                                  860               32,353
      Worthington Industries Inc                                                650               13,878
                                                                                    ---------------------
                                                                                                 641,450
                                                                                    ---------------------

OFFICE EQUIPMENT & COMPUTERS - 2.80%
      American Power Conversion Corp*                                           900               15,651
      Apple Computer Inc *                                                    3,000              116,250
      Boise Cascade Corp                                                        400               13,312
      Cisco Systems Inc *                                                    52,260              945,906
      Dell Inc *                                                             20,590              733,004
      Deluxe Corp                                                               400               16,408
      EMC Corporation *                                                      23,080              266,343
      Gateway Inc *                                                           3,100               15,345
      Hewlett-Packard Company                                                21,814              409,013
      International Business Machines Corporation                            13,570            1,163,492
      JDS Uniphase Corp*                                                      6,500               21,905
      Lexmark International Group Inc *                                         930               78,129
      NCR Corp *                                                                400               19,836
      Network Appliance Inc *                                                 3,200               73,600
      Novellus Systems Inc *                                                    600               15,954
      Pitney Bowes Inc                                                        2,570              113,337
      Qualcomm Inc                                                           12,240              477,850
      Staples Inc                                                             5,550              165,501
      Sun Microsystems Inc *                                                 26,200              105,848
      SunGard Data Systems Inc *                                              1,300               30,901
      Unisys Corp *                                                           1,500               15,480
      Xerox Corp * ~                                                          6,550               92,224
                                                                                    ---------------------
                                                                                               4,905,289
                                                                                    ---------------------

PAPER & FOREST PRODUCTS - 0.35%
      Georgia-Pacific Corp                                                    2,258               81,175
      International Paper Company                                             3,408              137,717
      Kimberly-Clark Corp                                                     3,446              222,577
      Louisiana-Pacific Corp                                                    850               22,058
      MeadWestvaco Corp                                                         888               28,327
      Plum Creek Timber Co Inc                                                1,500               52,545
      Weyerhaeuser Co                                                         1,100               73,128
                                                                                    ---------------------
                                                                                                 617,527
                                                                                    ---------------------

PUBLISHING & BROADCASTING - 1.31%
      Clear Channel Communications Inc                                        5,430              169,253
      Comcast Corporation *                                                  18,009              508,574
      Dow Jones & Co Inc                                                        700               28,427
      Gannett Co Inc                                                          1,580              132,341
      Knight-Ridder Inc                                                         300               19,635
      McGraw-Hill Cos Inc                                                     1,970              156,989
      Meredith Corp                                                           1,500               77,070
      New York Times Co                                                         700               27,370
      Time Warner Inc *                                                      36,270              585,398
      Tribune Company                                                         2,800              115,220
      Viacom Inc                                                             14,032              470,914
                                                                                    ---------------------
                                                                                               2,291,191
                                                                                    ---------------------

SERVICE INDUSTRIES - 1.69%
      Allied Waste Industries Inc *                                           1,400               12,390
      Apollo Group Inc *                                                      1,650              121,061
      Cendant Corp                                                            8,828              190,685
      Convergys Corp *                                                        1,620               21,757
      eBay Inc *                                                              5,400              496,476
      FedEx Corp                                                              2,402              205,827
      Fiserv Inc *                                                            3,100              108,066
      Fluor Corp                                                                400               17,808
      Franklin Resources Inc                                                  2,300              128,248
      Genuine Parts Co                                                          750               28,785
      Interpublic Group of Cos Inc *                                          3,380               35,794
      Monster Worldwide Inc *                                                 1,000               24,640
      Moody's Corp                                                              800               58,600
      Office Depot Inc *                                                      1,400               21,042
      Omnicom Group                                                             800               58,448
      ProLogis                                                                1,400               49,336
      Robert Half International Inc                                           1,400               36,078
      RR Donnelley & Sons Co                                                  1,850               57,942
      Sabre Holdings Corp                                                     2,689               65,961
      United Parcel Service Inc                                               9,000              683,280
      Waste Management Inc                                                    4,539              124,096
      WW Grainger Inc                                                           400               23,060
      Yahoo! Inc *                                                           11,300              383,183
                                                                                    ---------------------
                                                                                               2,952,563
                                                                                    ---------------------

TELECOMMUNICATIONS - 1.99%
      ADC Telecommunications Inc *                                            3,600                6,516
      Alltel Corp                                                             2,680              147,159
      Andrew Corp *                                                           1,905               23,317
      AT&T Corp                                                               6,363               91,118
      AT&T Wireless Services Inc *                                           21,752              321,495
      Avaya Inc *                                                             3,518               49,041
      BellSouth Corporation                                                  15,110              409,783
      CenturyTel Inc                                                          1,150               39,376
      Ciena Corp *                                                            4,200                8,316
      Citizens Communicaitons Co                                              2,400               32,136
      Lucent Technologies Inc * ~                                            34,221              108,481
      Nextel Communicaitons Inc *                                            11,090              264,386
      Qwest Communications International *                                   14,052               46,793
      SBC Communications Inc                                                 24,502              635,827
      Scientific-Atlanta Inc                                                  1,200               31,104
      Sprint Corp                                                            10,380              208,949
      Tellabs Inc *                                                           6,600               60,654
      Univision Communications Inc *                                          3,800              120,118
      Verizon Communications Inc                                             22,358              880,458
                                                                                    ---------------------
                                                                                               3,485,027
                                                                                    ---------------------

TRANSPORTATION - 0.29%
      Burlington Northern Santa Fe Corp                                       3,002              115,007
      CSX Corp                                                                1,760               58,432
      Delta Airlines Inc * ~                                                  1,050                3,455
      Norfolk Southern Corp                                                   3,200               95,168
      Ryder Systems Inc                                                         500               23,520
      Southwest Airlines Co                                                   6,468               88,094
      Union Pacific Corporation                                               2,110              123,646
                                                                                    ---------------------
                                                                                                 507,322
                                                                                    ---------------------

UTILITIES & POWER - 1.45%
      AES Corp *                                                              5,450               54,446
      Allegheny Energy Inc * ~                                                  600                9,576
      Ameren Corporation                                                        900               41,535
      American Electric Power Co Inc                                          3,510              112,180
      Calpine Corp * ~                                                        2,000                5,800
      CenterPoint Energy Inc                                                  2,472               25,610
      Cinergy Corp                                                              806               31,918
      CMS Energy Corp * ~                                                     1,100               10,472
      Consolidated Edison Inc                                                 1,100               46,244
      Constellation Energy Group Inc                                          1,710               68,126
      Devon Energy Corporation                                                1,800              127,818
      Dominion Resources Inc                                                  2,712              176,958
      DTE Energy Co                                                           1,500               63,285
      Duke Energy Co                                                          7,502              171,721
      Edison International                                                    2,730               72,372
      Entergy Corporation                                                     1,990              120,614
      EOG Resources Inc                                                       1,100               72,435
      Exelon Corp                                                             5,434              199,373
      First Energy Corp                                                       2,931              120,405
      FPL Group Inc                                                             800               54,656
      KeySpan Corporation                                                       700               27,440
      Nicor Inc ~                                                               200                7,340
      NiSource Inc                                                            1,137               23,888
      Peoples Energy Corporation ~                                              200                8,336
      PG&E Corp *                                                             3,210               97,584
      PPL Corporation                                                         1,600               75,488
      Progress Energy Inc                                                     2,052               86,882
      Public Service Enterprise Group Inc                                     2,150               91,590
      Sempra Energy                                                           2,100               75,999
      Southern Co                                                             6,200              185,876
      TECO Energy Inc ~                                                       2,250               30,439
      TXU Corp                                                                2,997              143,611
      Williams Cos Inc                                                        4,260               51,541
      XCEL Energy Inc                                                         3,715               64,339
                                                                                    ---------------------
                                                                                               2,555,897
                                                                                    ---------------------

TOTAL COMMON STOCK
 (Cost $85,729,437)                                                                           83,344,404
                                                                                    =====================


---------------------------------------------------------------------------------------------------------
FIXED INCOME - 19.24%                                                           PAR                VALUE
---------------------------------------------------------------------------------------------------------

U.S. TREASURY - 19.24%
      United States Treasury Bonds
        5.25% November 15, 2028 # ~                                       2,470,000            2,568,993
        5.25%  February 15, 2029 ~                                          685,000              713,123
        5.50% August 15, 2028 ~                                             360,000              386,986
        6.00% February 15, 2026 ~                                           150,000              171,018
        6.125%  November 15, 2027 ~                                         615,000              713,977
        6.125%  August 15, 2029 # ~                                       1,174,000            1,368,215
        6.25%  May 15, 2030 ~                                             1,360,000            1,614,150
        6.25% August 15, 2023 # ~                                           920,000            1,074,315
        6.375% August 15, 2027 ~                                            215,000              256,765
        6.50% November 15, 2026 ~                                           145,000              175,337
        6.625%  February 15, 2027 # ~                                       280,000              343,394
        6.75% August 15, 2026 ~                                              30,000               37,261
        6.875% August 15, 2025  ~                                           290,000              364,052
        7.125%  February 15, 2023 # ~                                       575,000              733,080
        7.25%  May 15, 2016 # ~                                           1,577,000            1,985,172
        7.25%  August 15, 2022# ~                                         1,975,000            2,542,967
        7.50%  November 15, 2016 ~                                          540,000              693,963
        7.50%  November 15, 2024 ~                                          471,000              628,288
        7.625% November 15, 2022 ~                                          185,000              247,098
        7.625%  February 15, 2025 ~                                          59,000               79,733
        7.875% February 15, 2021 ~                                        1,765,000            2,388,334
        8.00%  November 15, 2021 # ~                                      1,285,000            1,766,322
        8.125%  August 15, 2019 # ~                                       2,446,000            3,348,630
        8.125% May 15, 2021 ~                                               595,000              824,075
        8.125%  August 15, 2021 #                                           705,000              977,747
        8.50% February 15, 2020 ~                                         1,215,000            1,721,028
        8.75% May 15, 2017 ~                                                335,000              472,651
        8.75%  May 15, 2020 #                                               485,000              701,962
        8.75% August 15, 2020 ~                                             435,000              630,563
        8.875% August 15, 2017 ~                                            245,000              349,508
        8.875%  February 15, 2019 # ~                                       335,000              483,892
        9.00%  November 15, 2018 #                                          810,000            1,178,898
        9.125% May 15, 2018 ~                                               155,000              226,718
        9.875%  November 15, 2015 ~                                          82,000              122,306
        10.625%  August 15, 2015 # ~                                        490,000              760,840
        11.75% November 15, 2014                                            569,000              787,998
        12.50%  August 15, 2014 # ~                                         190,000              266,928
                                                                                    ---------------------
                                                                                              33,706,287
                                                                                    ---------------------

TOTAL FIXED INCOME
 (Cost $30,963,704)                                                                           33,706,287
                                                                                    ---------------------

TOTAL LONG TERM ASSETS
 (Cost $116,693,141)                                                                         117,050,691
                                                                                    ---------------------


---------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 45.89%                                          PAR/SHARES                VALUE
---------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER - 26.45%
      AIG Fdg Inc
        1.01%  July  29, 2004 @ #                                         3,800,000            3,792,738
      American Honda Fin Corp
        1.31% July 01, 2004 @ #                                           3,500,000            3,498,364
      CBA Del Fin Inc
        1.195%  August 16, 2004 @ #                                       3,500,000            3,496,033
      Ciesco LP
       1.52% Oct 06, 2004 @ #                                             2,500,000            2,499,472
      Citicorp IAM Coml Paper 3/A3
        1.87%  October 1, 2004 @ #                                        3,735,177            3,735,177
      EI Du  Pont de Nemours & Co
        1.47%  Sept 29, 2004 @ #                                          3,500,000            3,493,583
      General Electric Capital Corp
        1.23%  July 26,  2004 @ #                                         3,500,000            3,496,220
      International Business Machines Corp
        1.29%  August 24,  2004 @ #                                       3,500,000            3,499,525
      International Lease Financing
        1.23%  Sept 02,  2004 @ #                                         3,500,000            3,495,087
      Metlife Funding Inc
        1.04%  July 14, 2004 @ #                                          3,500,000            3,498,966
      National City Corp
        1.025%  July 26, 2004 @ #                                         3,500,000            3,494,453
      Paccar Finl Corp
        1.01% July 01, 2004 @ #                                           2,500,000            2,500,000
      Rabobank USA Finl Corp
        1.75%  October 28, 2004 #                                         3,500,000            3,495,406
      United States Treas Bills
        1.62%  December 16, 2004 #                                        2,350,000            2,341,964
                                                                                    ---------------------
                                                                                              46,336,988
                                                                                    ---------------------
REPURCHASE AGREEMENTS - 3.15%
      State Street Repo, 0.65%, dated September 30, 2004,
      due October 1, 2004, repurchase price $5,517,100
      collateralized by $4,360,000 U.S. Treasury Bond, 7.25%,
      due May 15, 2016, valued at $5,608,050 ^^^                          5,517,000            5,517,000
                                                                                    ---------------------

SHORT TERM INVESTMENT FUND - 2.29%
      State Street Global Advisors
        Money Market Fund ^^^
         1.30% yield as of September 30, 2004 #                           4,008,765            4,008,765
                                                                                    ---------------------

SHORT TERM INVESTMENT TRUST - 14.00%
      Securities Lending Quality Trust
        1.71% yield as of September 30, 2004^^^                          24,515,678           24,515,678
                                                                                    ---------------------

TOTAL SHORT TERM INVESTMENTS
 (Cost $80,378,431)                                                                           80,378,431
                                                                                    =====================

TOTAL INVESTMENTS - 112.71%
 (Cost $197,071,572)                                                                         197,429,122
                                                                                    =====================

OTHER ASSETS AND LIABILITIES - -12.71%                                                       (22,270,242)
                                                                                    =====================

TOTAL NET ASSETS - 100%                                                                      175,158,880
                                                                                    =====================

PREFERRED FIXED INCOME FUND
-----------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
  Fixed Income - 81.08%                                                                       Par +               Value
------------------------------------------------------------------------------------------------------------------------

  ASSET BACKED - 1.54%
     AQ Financial
       2.10%  August 25, 2008 ** ## ^^                                                      797,712             798,307
     Capital Auto Receivable
       1.81% June 15, 2005 ## ^^                                                            192,250             192,249
     Conseco Financial Securitization Corp.
       6.60%  February 1, 2033 ^^                                                           835,326             817,821
       7.27%  September 1, 2032 ^^                                                          800,000             751,485
     Diversified REIT Trust
       0.538% March 18, 2011  IO ^^                                                      31,272,294             437,812
     Option One Mortgage Securities Corp
       2.23%  January 26, 2010** ## ^^                                                       92,961              93,026
     M & I Auto Loan Trust
       2.31%  February 20, 2008 ^^                                                          780,000             777,559
     Mesa Global Issuance Co
       5.00%  April 18, 2005**IO ^^                                                         836,364              14,218
     Pegasus Aviation Lease Securities
       8.37% March 25, 2030** ^^                                                            400,000             254,831
     PSNH  Funding LLC
       6.48%  May 1, 2015 ^^                                                              1,000,000           1,124,197
                                                                                                    --------------------
                                                                                                              5,261,505
                                                                                                    --------------------

  COLLATERALIZED MORTGAGE OBLIGATIONS - 6.09%
     Bayview Financial Asset Trust
       2.39%  January 25, 2033 **## ^^                                                    1,286,245           1,291,912
     Bear Stearns
       2.21%  January 25, 2034 ##^^                                                       1,411,487           1,413,601
     CDC Mortgage Capital Trust
       2.33% March 25, 2033 ##^^                                                            506,076             508,190
     Centex Corp
       2.28% December 25, 2032 ##^^                                                         652,761             654,135
     Credit Suisse First Boston USA
       2.49%  November 25, 2031 ##^^                                                      1,491,434           1,496,620
     Crusade Global
       2.10%  September 18, 2034 ##^^                                                     1,856,598           1,853,751
     CS First Boston Mortgage Securities Corp
       2.01%  September 15, 2013 **##^^                                                     125,353             125,326
     CWABS Inc
       2.11%  November 15, 2028 ##^^                                                        799,168             806,421
     Deutsche Mortgage and Asset Receiving Corp
       6.538% June 15, 2031^^                                                             2,231,653           2,405,731
     EMC Mortgage Loan Trust
       2.39%  November 25, 2041**##^^                                                     1,860,293           1,860,293
     GMAC Commercial Mortgage Securities
       6.70% May 15, 2030 ^^                                                              1,850,000           2,018,050
     GS Mortgage Securities Corp
       6.62%  October 18, 2030 ^^                                                           700,000             766,226
     IMPAC CMB Trust
       2.30% March 25, 2033##^^                                                           1,016,829           1,020,359
     Option One Mortgage Securities Corp
       2.10%  June 26, 2010 ** ## ^^                                                        733,763             734,183
     Provident Bank Home Equity Loan Trust
       2.23%  January 25, 2031 ##^^                                                         384,020             384,148
     Residential Asset Securities Corp
       2.115% March 25, 2029 ##^^                                                           778,003             778,160
     Structured Asset Securities Corp
       2.34% August 25, 2032 ##^^                                                           433,679             434,147
     Wells Fargo
       3.542% September 25, 2034^^                                                        2,360,000           2,301,460
                                                                                                    --------------------
                                                                                                             20,852,713
                                                                                                    --------------------

  ELECTRIC - 3.10% AES Corp.
       8.75%  June 15, 2008                                                                  39,000              42,120
       8.75%  May 15, 2013 **                                                               449,000             506,248
       8.875%  February 15, 2011 ~                                                           47,000              52,288
       9.375%  September 15, 2010                                                            92,000             103,615
       9.50%  June 1, 2009                                                                   95,000             106,163
       10.00%  July 15, 2005**                                                               63,924              64,883
     Allied Waste North America Inc
       7.625%  January 1, 2006                                                               22,000              22,963
       8.50%  December 1, 2008                                                               42,000              45,570
       8.875%  April 1, 2008                                                                158,000             171,430
     Calpine Corp
       7.75% April 15, 2009 ~                                                                18,000              11,520
       8.50% February 15, 2011 ~                                                             86,000              55,040
       8.625% August 15, 2010 ~                                                              20,000              13,000
       8.75%  July 15, 2007 ~                                                               260,000             206,050
     Chesapeake Energy Corp
       7.50%  September 15, 2013                                                             30,000              32,850
       9.00%  August 15, 2012                                                                80,000              91,400
     Cleveland Electric Illumination
       5.65%  December 15, 2013**                                                           100,000             103,476
     Columbia/HCA Healthcare Corp
       7.25%  May 20, 2008                                                                   40,000              43,176
     Dominion Resources Inc
       5.70%  September 17, 2012                                                            650,000             683,487
     Duke Energy Co
       3.75%  March 5, 2008                                                                 440,000             441,953
       6.25% January 15, 2012                                                               165,000             179,652
     El Paso Electric Co
      8.375% June 15, 2032                                                                  685,000             722,675
     First Energy Corp
       5.50%  November 15, 2006                                                             300,000             312,276
       6.45% November 15, 2011                                                              110,000             119,996
       7.375%  November 15, 2031                                                            310,000             348,159
     Hydro Quebec
       7.50%  April 1, 2016                                                                 255,000             317,338
     Midamerican Energy Co
       6.75% December 30, 2031 ~                                                            165,000             188,774
     Nevada Power Co
       6.50% April 15, 2012**                                                               100,000             103,250
     Niagara Mohawk Power Corp
       7.75% October 1, 2008                                                              1,150,000           1,308,904
     Oncor Electric Delivery Co
       6.375% January 15, 2015                                                              100,000             110,352
     Orion Power Holdings Inc
       12.00%  May 1, 2010                                                                  160,000             200,000
     Pacific Energy
       7.125%  June 15, 2014**                                                               70,000              75,775
     Pacific Gas and Electric Co
       2.30%  April 3, 2006 ##                                                              300,000             300,276
       6.05%  March 1, 2034                                                                 450,000             458,011
       6.875%  July 15, 2008                                                                100,000             108,250
     Peabody Energy Corp
       5.875%  April 15, 2016                                                                40,000              39,500
     Plains Exploration & Production Co.
       7.125%  June 15, 2014**                                                               90,000              96,525
     Sonat Inc
       7.625% July 15, 2011                                                                 340,000             334,900
     Southern Natural Gas Co
       8.00% March 1, 2032                                                                  830,000             856,975
       8.875%  March 15, 2010                                                               130,000             146,250
     Tennessee Valley Authority
       6.25%  December 15, 2017 ~                                                           490,000             551,188
     TXU Energy Co. LLC
       2.38%  January 17, 2006**##                                                          360,000             360,862
       6.375%  June 15, 2006                                                                 60,000              63,080
       7.00%  March 15, 2013                                                                130,000             146,781
     XTO Energy Inc.
       6.25%  April 15, 2013                                                                260,000             284,792
       7.50%  April 15, 2012                                                                 50,000              58,739
                                                                                                    --------------------
                                                                                                             10,590,512
                                                                                                    --------------------

  FINANCE & BANKING - 5.81%
     Bank of America Corp
       7.40% January 15, 2011                                                               750,000             874,084
     Bank One Corp
       5.90% November 15, 2011                                                              825,000             883,113
     Bear Stearns Cos Inc
       2.16%  June 19, 2006 ##                                                              200,000             200,643
     Citigroup Inc
       6.00% February 21, 2012                                                            1,040,000           1,143,833
     Countrywide Home Loans Inc
       1.87%  February 17, 2006 MTN ##                                                      570,000             569,965
     Credit Suisse First Boston USA
       4.625% January 15, 2008                                                              450,000             464,850
     Export Import Bank of Korea
       5.25%  February 10, 2014**                                                           225,000             227,987
     GAZ Capital
       8.625%  April 28, 2034**                                                             100,000             106,250
     General Electric Capital Corp
       5.45%  January 15, 2013 MTN ~                                                      2,450,000           2,595,630
      2.148% March 15, 2014 MTN ##                                                        1,370,000           1,367,852
     General Motors Acceptance Corp
       4.375  December 10, 2007MTN ~                                                        160,000             161,310
       6.125%  September 15, 2006                                                            60,000              62,725
       6.125%  February 1, 2007                                                             505,000             530,597
       6.15%  April 5, 2007                                                                 560,000             588,488
       6.875% September 15, 2011                                                            370,000             388,139
       7.25% March 2, 2011                                                                  375,000             400,389
     Goldman Sachs Group Inc
       4.125%  January 15, 2008                                                             290,000             295,589
       4.75%  July 15, 2013                                                                  80,000              78,491
       6.60%  January 15, 2012                                                              350,000             390,868
     Health Care REIT Inc
       8.00%  September 12, 2012                                                             79,000              91,376
     Household Finance Corp
       6.375% October 15, 2011                                                              180,000             198,397
       6.375% November 27, 2012                                                             340,000             376,735
       6.75% May 15, 2011                                                                   470,000             529,012
       7.00% May 15, 2012                                                                    20,000              22,889
     JP Morgan Chase & Co
       4.50%  November 15, 2010                                                             240,000             243,178
       5.35% March 1, 2007                                                                  375,000             393,698
       5.75% January 2, 2013                                                                450,000             479,148
     La Quinta Properties Inc
       7.00% August 15, 2012**                                                               30,000              30,406
     Lehman Brothers Holdings Inc
       4.00% January 22, 2008                                                               350,000             355,523
       6.625% January 18, 2012                                                              235,000             262,849
     Merrill Lynch & Co Inc
       3.375%  September 14, 2007 MTN                                                       385,000             384,748
     Morgan Stanley Group Inc
       3.625%  April 1, 2008                                                                 10,000              10,021
       5.30%  March 1, 2013                                                                  90,000              92,244
       5.80%  April 1, 2007                                                                 825,000             875,521
     Seariver Maritime Financial Holdings
       0.01%  September 1, 2012                                                             780,000             551,033
     SLM Corp
       4.12%  April 1, 2009 ##                                                            1,060,000           1,063,996
     US Bancorp
       3.125%  March 15, 2008 MTN                                                           420,000             413,472
     US Bank National Association
       6.375% August 1, 2011                                                                265,000             296,087
     Wells Fargo & Co
       1.96%  June 12, 2006 ## ~                                                          1,220,000           1,221,338
       3.50%  April 4, 2008 ~                                                               280,000             280,502
       6.375% August 1, 2011                                                                335,000             373,497
                                                                                                    --------------------
                                                                                                             19,876,473
                                                                                                    --------------------

  FOREIGN GOVERNMENT - 14.18%
     Brazil (Federative Republic)
       2.125% Callable, Sinkable, Floating Rate Bond, April 15, 2012 **##                   715,294             662,577
       2.78%  Sinkable, Floating Rate Bond, March 20, 2007  **##                          1,300,647           1,290,984
       8.00% Callable, Sinkable, Fixed Rate Note, April 15, 2014                            598,114             591,415
       11.00% Callable, Fixed Rate Bond, August 17, 2040 ~                                  570,000             638,970
       12.00% Fixed Rate Note, April 15, 2010                                               370,000             440,855
       14.50% Fixed Rate Note, October 15, 2009                                           1,270,000           1,638,300
     Bulgaria  (National Republic)
       8.25% Fixed Rate Bond, January 15, 2015 **                                           920,000           1,133,900
       8.25% Fixed Rate Bond, January 15, 2015                                              370,000             456,861
     Canada (National Republic)
       3.50% Fixed Rate Note, September 17, 2007 ~                                          875,000             880,629
     Colombia
       10.50% Fixed Rate Note, July 9, 2010 ~                                               260,000             299,650
       11.75% Fixed Rate Bond, February 25, 2020                                            380,000             464,550
     Germany (Federal Republic)
       3.25% Fixed Rate Bond, February 17, 2009                                           5,000,000           6,216,779
       3.375%  Fixed Rate Bond, January 23, 2008                                          1,030,000           1,037,255
       3.75% Fixed Rate Bond, January 4, 2009                                             4,938,000           6,277,741
       4.25% Fixed Rate Bond, January 4, 2014                                             2,000,000           2,539,456
       5.00% Fixed Rate Bond, January 4, 2012                                             2,200,000           2,952,450
       5.50% Fixed Rate Bond, January 4, 2031                                             5,580,000           7,840,859
     Italy (Republic of)
       4.375% Fixed Rate Note, October 25, 2006                                             500,000             514,364
     Mexico (United Mexican States)
       8.375% Fixed Rate Note, January 14, 2011                                             980,000           1,149,050
       11.50% Fixed Rate Bond, May 15, 2026 ~                                             3,000,000           4,515,000
     Panama (Republic of)
       9.375% Fixed Rate Bond, January 16, 2023                                              80,000              87,200
       9.375% Fixed Rate Bond, July 23, 2012                                                 40,000              45,300
       9.625% Fixed Rate Bond, February 8, 2011                                             360,000             413,100
       10.75% Fixed Rate Bond, May 15, 2020 ~                                               170,000             204,000
     Peru (Republic of)
       5.00%  Variable Rate Bond, LIBOR + .8125%, March 7, 2017###                          744,480             684,922
       8.75%  Fixed Rate Bond, November 21, 2033 ~                                          250,000             248,125
     Poland (Republic of)
       6.00%  Fixed Rate Note, May 24, 2009                                               6,130,000           1,670,869
     Russian Federation
       5.00% Step-up Coupon, March 31, 2030 ###                                           3,700,000           3,559,030
       8.25% Fixed Rate Bond, March 31, 2010                                                 60,000              65,250
                                                                                                    --------------------
                                                                                                             48,519,441
                                                                                                    --------------------


  GOVERNMENT SPONSORED - 4.24%
     Federal Home Loan Bank
       1.745%  September 12, 2005 ##                                                      4,660,000           4,658,728
       2.75%  May 15, 2006                                                                  780,000             780,844
       3.50%  November 15, 2007 ~                                                           790,000             795,865
       3.625%  November 14, 2008 ~                                                          250,000             251,056
       4.875%  November 15, 2006                                                          1,140,000           1,185,925
     Federal National Mortgage Association
       1.755%  January 28, 2005 ##                                                        4,680,000           4,679,733
       2.80%  March 11, 2019 ###                                                            540,000             538,173
       3.00%  April 26, 2019 ###                                                          1,610,000           1,606,431
                                                                                                    --------------------
                                                                                                             14,496,755
                                                                                                    --------------------
  INDUSTRIALS - 11.16%
     Abitibi-Consolidated Inc
       8.55% August 1, 2010                                                                  85,000              91,163
     Aries Vermogensverwaltungs
       9.60%  October 25, 2014  **                                                          250,000             280,625
     Altria Group Inc
       7.00%  November 4, 2013                                                              320,000             333,876
       7.75%  January 15, 2027                                                              590,000             623,219
     Amerada Hess Corp
       7.30% August 15, 2031                                                                615,000             670,398
     Amerigas Partners LP
       8.875% May 20, 2011                                                                   80,000              88,200
     AmerisourceBergen Corp
       8.125% September 1, 2008                                                              72,000              79,920
     Anadarko Petroleum Corp
       6.75% May 1, 2011 ~                                                                  335,000             379,398
     AOL Time Warner Inc
       7.70%  May 1, 2032                                                                 1,230,000           1,430,240
     Apache Corp                                                                                                      -
       6.25% April 15, 2012                                                                 390,000             437,012
     Beazer Homes USA Inc
       8.625%  May 15, 2011                                                                  10,000              11,025
     Boeing Capital Corp
       6.50%  February 15, 2012 ~                                                           535,000             598,926
     Bristol-Myers Squibb Co
       5.75% October 1, 2011                                                                660,000             707,764
     Canadian Pacific Railway Ltd
       7.125% October 15, 2031                                                              575,000             673,842
     Cascades Inc
       7.25%  February 15, 2013                                                             179,000             187,503
     ChevronTexaco Corp
       3.50% September 17, 2007                                                             625,000             630,839
     Comp Generale de Geophysique
       10.625%  November 15, 2007                                                            60,000              63,540
     Conoco Inc
       6.95%  April 15, 2029                                                                435,000             501,906
     ConocoPhillips
       5.90% October 15, 2032 ~                                                               5,000               5,125
     CSC Holdings
       7.625%  April 1, 2011                                                                130,000             136,988
     DaimlerChrysler Holdings
       6.50%  November 15, 2013                                                             110,000             119,351
       7.30% January 15, 2012                                                               290,000             329,397
       7.75% January 18, 2011 ~                                                             235,000             273,263
     Devon Energy Corp
       6.875%  September 30, 2011                                                           450,000             507,720
       7.95%  April 15, 2032                                                                325,000             403,174
     Dow Chemical Co
       6.00% October 1, 2012                                                                325,000             351,072
     DR Horton Inc
       8.50% April 15, 2012                                                                  55,000              62,150
     Eastman Kodak Company
       7.25%  November 15, 2013 ~                                                            95,000             104,705
     EIRCOM Funding
       8.25%  August 15, 2013 ~                                                             120,000             131,400
     Entercom Communications Corp
       7.625%  March 1, 2014                                                                130,000             139,750
     Ford Motor Company
       6.875%  February 1, 2006                                                             100,000             104,642
       7.25%  October 25, 2011                                                            1,170,000           1,266,100
       7.875%  June 15, 2010                                                              1,405,000           1,567,072
     Gazprom
       9.625%  March 1, 2013                                                                 30,000              33,375
     General Motors Corp
       7.20% January 15, 2011 ~                                                             435,000             460,695
     Georgia-Pacific Corp
       8.125%  May 15, 2011                                                                  20,000              23,100
       8.875% May 15, 2031                                                                   51,000              61,838
       9.375%  February 1, 2013                                                              67,000              78,893
       9.50%  December 1, 2011 ~                                                            120,000             148,500
     Grant Prideco Inc
       9.00% December 15, 2009                                                               81,000              90,518
     Harrah's Entertainment Inc
       7.875% December 15, 2005                                                             210,000             221,813
     HCA Inc
       6.30%  November 1, 2012                                                              220,000             228,089
     HMH Properties Inc
       7.875% August 1, 2008                                                                 20,000              20,575
     Hilton Hotels Corp
       7.625%  May 15, 2008                                                                 127,000             142,240
     Host Marriott Corp
       9.50% January 15, 2007                                                                76,000              84,170
     IMC Global Inc
       10.875%  June 1, 2008                                                                 10,000              12,125
       10.875%  August 1, 2013                                                               50,000              63,125
       11.25% June 1, 2011                                                                  100,000             118,000
     International Business Machines Corp
       4.75% November 29, 2012                                                            1,230,000           1,247,364
     International Paper Company
       5.50%  January 15, 2014                                                              120,000             122,879
     Iron Mountain Inc PA
       8.625% April 1, 2013                                                                  85,000              92,225
     ITT Industries Inc
       6.75%  November 15, 2005                                                              13,000              13,455
     John Deere Capital Corp
       7.00% March 15, 2012                                                                 500,000             578,069
     Kraft Foods Inc
       5.25% June 1, 2007                                                                   400,000             418,620
       5.25%  October 1, 2013                                                               340,000             346,338
       5.625% November 1, 2011                                                              340,000             359,126
     Liberty Media Corporation
       3.38%  September 17, 2006 ##                                                       1,760,000           1,778,850
       5.70%  May 15, 2013                                                                  270,000             266,930
     Lockheed Martin Corp
       8.50% December 1, 2029                                                               175,000             231,412
     Manor Care Inc
       8.00% March 1, 2008                                                                   83,000              93,872
     MeadWestvaco Corp
       6.85% April 1, 2012                                                                  280,000             311,903
     MGM Grand Inc
       9.75% June 1, 2007                                                                   105,000             116,681
     MGM Mirage
       6.75%  September 1, 2012  **                                                         100,000             103,500
       8.50%  September 15, 2010                                                             51,000              57,949
     Millenium America Inc
       7.00%  November 15, 2006                                                             120,000             124,500
     Mohegan Tribal Gaming Authority
       6.375%  July 15, 2009                                                                  6,000               6,225
       8.00%  May 1, 2012                                                                    20,000              22,100
     Norfolk Southern Corp
       6.75% February 15, 2011 ~                                                            145,000             162,850
     Northrop Grumman Corp
       4.079% November 16, 2006                                                             275,000             279,370
     Omnicare Inc
       8.125% March 15, 2011                                                                 59,000              64,163
     Park Place Entertainment Corp
       7.00%  April 15, 2013 ~                                                                8,000               8,900
       8.125% May 15, 2011                                                                   89,000             102,795
     Peabody Energy Corp
       6.875% March 15, 2013                                                                137,000             147,960
     Pride International Inc.
       7.375%  July 15, 2014**                                                              130,000             144,300
     Raytheon Co
       6.55% March 15, 2010                                                                 165,000             183,308
     RJ Reynolds Tobacco Holdings Inc
       7.25% June 1, 2012                                                                   875,000             857,500
     Smithfield Foods Inc
       7.00% August 1, 2011**                                                                30,000              31,350
       8.00% October 15, 2009                                                               160,000             176,400
     SPX Corp
       7.50% January 1, 2013                                                                170,000             172,763
     Station Casinos Inc
       6.00% April 1, 2012                                                                  150,000             153,750
     Starwood Hotels & Resorts Worldwide Inc
       7.375%  May 1, 2007                                                                  119,000             128,223
     Target Corp
       5.875% March 1, 2012                                                                 460,000             500,721
     Teekay Shipping Corp
       8.875% July 15, 2011                                                                 159,000             179,869
     Tenet Health Care Corp
       6.375%  December 1, 2011                                                             271,000             243,223
       7.375%  February 1, 2013 ~                                                           994,000             934,360
     Terex Corp
       10.375% April 1, 2011                                                                 29,000              32,770
     Time Warner Entertainment Co
       8.375%  July 15, 2033                                                                 10,000              12,241
     Time Warner Inc
       6.875%  May 1, 2012                                                                  100,000             111,568
     Toyota Motor Credit Corp
       2.80%  January 18, 2006 MTN                                                          440,000             441,230
     Tyco International Ltd
       6.00%  November 15, 2013                                                             810,000             874,183
       6.375%  February 15, 2006                                                            130,000             135,906
       6.375% October 15, 2011                                                            1,095,000           1,210,982
       6.875% January 15, 2029                                                            1,575,000           1,765,051
     Union Pacific Corp
       6.50% April 15, 2012                                                                 100,000             110,803
       6.65% January 15, 2011                                                               130,000             144,496
     Ventas Realty Ltd
       8.75% May 1, 2009                                                                     80,000              89,200
       9.00%  May 1, 2012                                                                    10,000              11,400
     Viacom Inc
       5.625% August 15, 2012 ~                                                             170,000             178,236
     Vintage Petroleum Inc
       8.25% May 1, 2012                                                                     80,000              89,000
     Waste Management Inc.
       6.375%  November 15, 2012                                                            380,000             420,065
       7.75%  May 15, 2032                                                                  810,000             982,322
     Western Oil Sands Inc
       8.375%  May 1, 2012                                                                   90,000             103,725
     Weyerhaeuser Co
       6.75% March 15, 2012                                                                 180,000             201,849
     Williams Cos Inc
       4.944%  May 1, 2009**##                                                              600,000             622,500
       6.75%  April 15, 2009**                                                            4,410,000           4,597,425
       7.50%  January 15, 2031                                                              195,000             195,975
                                                                                                    --------------------
                                                                                                             38,173,091
                                                                                                    --------------------

  TELECOMMUNICATIONS - 1.97%
     AT&T Wireless
       7.875% March 1, 2011                                                                 225,000             266,578
       8.125% May 1, 2012                                                                    75,000              90,625
     British Telecommunication Plc
       8.375% December 15, 2010                                                             410,000             494,401
     Cingular Wireless LLC
       6.50% December 15, 2011                                                              220,000             244,994
     Comcast Corporation
       6.50%  January 15, 2015                                                              480,000             518,466
       7.125% June 15, 2013 ~                                                               185,000             209,236
     Echostar Corp
       4.85%  October 1, 2008 ##                                                            147,000             152,513
     Intelsat Ltd
       6.5% November 1, 2013                                                                110,000              90,200
     Lamar Media Corp
       7.25% January 1, 2013                                                                 99,000             106,425
     Nextel Communications Inc
       7.375%  August 1, 2015                                                                80,000              86,000
     PanAmSat Corp
       6.375% January 15, 2008                                                               35,000              35,525
     Qwest Communication International Inc
       5.625%  November 15, 2008 ~                                                          550,000             539,000
       9.125%  March 15, 2012**                                                              50,000              55,000
     Rogers Wireless Communications Inc
       6.375%  March 1, 2014                                                                 90,000              82,800
     Shaw Communications Inc
       7.20%  December 15, 2011                                                              61,000              66,338
       7.25%  April 6, 2011                                                                  90,000              97,875
       8.25%  April 11, 2010                                                                  6,000               6,780
     Sprint Capital Corp
       4.78%  August 17, 2006 ###                                                           520,000             534,595
       6.00% January 15, 2007                                                               750,000             793,887
       6.125%  November 15, 2008 ~                                                          340,000             366,989
       8.375%  March 15, 2012                                                                20,000              24,223
     Sun Media Corp
       7.625%  February 15, 2013                                                             50,000              53,500
     TCI Communications Inc
       7.875% February 15, 2026                                                             455,000             534,057
     Telecom Italia Cap
       4.95% September 30, 2014**                                                           430,000             424,700
       9.80%  February 1, 2012                                                               30,000              38,251
     Verizon Global Funding Corp
       4.375% June 1, 2013 ~                                                                 65,000              62,572
       7.375%  September 1, 2012 ~                                                          205,000             239,390
     Verizon New York Inc
       6.875% April 1, 2012                                                                 465,000             517,095
                                                                                                    --------------------
                                                                                                              6,732,015
                                                                                                    --------------------

  U.S. GOVERNMENT AGENCY MORTGAGE - BACKED SECURITIES - 17.96%
     Federal Home Loan Mortgage Corp
       5.50%  October 1, 2017^^                                                             108,637             112,462
       7.00%  May 1, 2029^^                                                                 293,944             312,429
     Federal National Mortgage Association
       6.00%  March 1, 2016^^                                                               689,723             723,715
       6.00% 15 Years TBA                                                                12,580,000          13,177,550
       6.50%  July 1, 2032^^                                                                122,314             128,389
     Governmental National Mortgage Association
       5.00%  July 15, 2033^^                                                               237,899             237,309
       5.00%  August 15, 2033^^                                                             861,566             859,433
       5.00%  September 15, 2033^^                                                       18,435,948          18,390,292
       5.00% 30 Years TBA                                                                 4,600,000           4,574,125
       5.50% 30 Years TBA                                                                 3,500,000           3,559,063
       6.00%  July 15, 2029^^                                                                24,884              25,878
       6.00%  September 15, 2031^^                                                           66,629              69,272
       6.00%  December 15, 2031^^                                                           340,066             353,323
       6.00%  January 15, 2032^^                                                            120,572             125,203
       6.00%  February 15, 2032^^                                                           134,500             139,665
       6.00%  April 15, 2032^^                                                               63,600              66,043
       6.00%  May 15, 2032^^                                                                 73,567              76,392
       6.00%  June 15, 2032^^                                                                71,605              74,355
       6.00%  September 15, 2032^^                                                           25,518              26,498
       6.00%  October 15, 2032^^                                                             76,568              79,509
       6.00%  November 15, 2032^^                                                         3,406,743           3,537,574
       6.00%  December 15, 2032^^                                                         1,058,985           1,099,653
       6.00%  January 15, 2033^^                                                            131,667             136,711
       6.00%  February 15, 2033^^                                                         2,157,617           2,240,267
       6.00% 30 Years TBA                                                                 3,400,000           3,523,250
       6.50%  May 15, 2029^^                                                                249,950             264,457
       6.50%  June 15, 2031^^                                                               222,268             234,782
       6.50% July 15, 2031^^                                                                215,805             227,956
       6.50% October 15, 2031^^                                                             291,995             308,436
       6.50% November 15, 2031^^                                                          1,112,739           1,175,393
       6.50% December 15, 2031^^                                                            459,725             485,610
       6.50% January 15, 2032^^                                                           2,320,795           2,451,086
       6.50% February 15, 2032^^                                                            271,955             287,223
       7.00%  30 Years TBA                                                                2,160,000           2,289,600
       7.50%  May 15, 2030^^                                                                 25,710              27,703
       7.50%  February 15, 2031^^                                                            36,108              38,892
                                                                                                    --------------------
                                                                                                             61,439,498
                                                                                                    --------------------

  U.S. TREASURY - 15.03%
     United States Treasury Bonds
       2.375%  January 15, 2025 ~                                                         1,999,632           2,083,132
       3.875%  April 15, 2029 ~                                                          10,726,796          14,228,086
       5.375%  February 15, 2031 ~                                                        6,920,000           7,413,050
       8.00%  November 15, 2021 ~                                                           510,000             701,031
     United States Treasury Notes
       1.875%  July 15, 2013 ~                                                            5,259,528           5,348,898
       2.00%  January 15, 2014 ~                                                          2,183,442           2,235,724
       2.25%  February 15, 2007 ~                                                         1,170,000           1,157,523
       2.75% August 15, 2007 ~                                                              180,000             179,503
       3.125%  May 15, 2007 ~                                                               580,000             584,894
       3.375% September 15, 2009 ~                                                        6,180,000           6,181,200
       4.25%  August 15, 2014 ~                                                           7,510,000           7,588,622
       5.75% August 15, 2010                                                                685,000             763,636
     United States Treasury Bond -
       Treasury Strips
       0.01%  February 15, 2023                                                           7,740,000           3,008,569
                                                                                                    --------------------
                                                                                                             51,473,868
                                                                                                    --------------------

  TOTAL FIXED INCOME
   (Cost $264,856,300)                                                                                      277,415,871
                                                                                                    ====================

------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS - 42.97%                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------------

  REPUCHASE AGREEMENTS - 23.97%
     Merrill Lynch, 1.86%, dated September 30, 2004, due October 1, 2004, repurchase price $82,004,237, collateralized by $70,360,000 Federal
     National Mortgage
     Association, 6.625%, due November 15, 2030, valued at                               82,000,000          82,000,000
     6.625%, due November 15, 2030, valued at $83,717,406 ^^^

  SHORT TERM INVESTMENT FUND - 0.25%
     State Street Global Advisors
       Money Market Fund ^^^
        1.30% yield as of September 30, 2004                                                842,179             842,179

  SHORT TERM INVESTMENT TRUST - 18.75%
     Securities Lending Quality Trust ^^^
       1.71% yield as of September 30, 2004                                              64,190,753          64,190,753
                                                                                                    --------------------

  TOTAL SHORT TERM INVESTMENTS
   (Cost $147,032,932)                                                                                      147,032,932
                                                                                                    ====================

  TOTAL INVESTMENTS - 124.05%
   (Cost $411,889,232)                                                                                      424,448,803
                                                                                                    ====================

  OTHER ASSETS AND LIABILITIES - -24.05%                                                                    (82,285,982)
                                                                                                    ====================

  TOTAL NET ASSETS - 100%                                                                                   342,162,821
                                                                                                    ====================

PREFERRED SHORT-TERM GOVERNMENT SECURITIES FUND
-------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Fixed Income - 96.63%                                                                          Par               Value
-----------------------------------------------------------------------------------------------------------------------

Asset Backed - 2.52%
     Americredit Automobile Receivables
       2.39%  November 6, 2007^^                                                         1,000,000             999,593
     Federal National Mortgage Association
       3.865% November 25, 2031^^                                                        1,625,000           1,644,893
     Nissan Auto Receivables
       2.43%   December 15, 2006^^                                                       1,000,000             998,945
     TXU Electric Delivery Transition
       3.52%  November 15, 2011^^                                                        1,000,000           1,008,207
                                                                                                   --------------------
                                                                                                             4,651,638
                                                                                                   --------------------
FINANCE & BANKING -  0.54%
     Landwirtschaftliche Rentenbank
       3.25% October 12, 2007                                                            1,000,000             996,037
                                                                                                   --------------------
                                                                                                               996,037
                                                                                                   --------------------
GOVERNMENT SPONSORED - 68.86%
     Federal Farm Credit Bank
       2.375%  October 2, 2006                                                           2,000,000           1,980,426
       3.10%  November 29, 2006                                                          1,000,000           1,000,823
     Federal Home Loan Banks
       2.00%  July 21, 2006                                                              5,000,000           4,999,435
     Federal Home Loan Mortgage Corp
       2.00%  February 23, 2006                                                          5,000,000           4,960,920
       2.25%  November 28, 2005                                                          5,000,000           4,989,300
       2.875% September 15, 2005                                                        24,000,000          24,120,480
       3.05%  January 19, 2007                                                          10,000,000          10,010,160
       3.1% March 20, 2007                                                              10,000,000           9,977,340
       4.5% September 1, 2099                                                            5,000,000           4,959,375
     Federal National Mortgage Association
       4.00%  October 15, 2007                                                           2,000,000           2,001,308
       4.25% July 15, 2007                                                               2,000,000           2,058,726
       2.50% June 15, 2006                                                              20,000,000          19,929,880
       3.31% January 26, 2007                                                           16,000,000          16,048,128
       3.60% December 28, 2006                                                          20,000,000          20,065,400
                                                                                                   --------------------
                                                                                                           127,101,701
                                                                                                   --------------------
U.S. GOVERNMENT AGENCY MORTGAGE - BACKED SECURITIES - 11.65%
     Federal Home Loan PC Pool
       4.00%  February 1, 2009^^                                                         4,403,981           4,445,010
       4.223%  February 1, 2033^^                                                        3,388,080           3,420,844
       4.50% September 15, 2019^^                                                        5,000,000           4,961,680
     Federal National Mortgage Association Pool
       3.136%  July 1, 2033^^                                                            5,218,442           5,239,177
       3.929%   February 1, 2033^^                                                       3,423,176           3,437,858
                                                                                                   --------------------
                                                                                                            21,504,569
                                                                                                   --------------------
U.S. TREASURY - 13.07%
     United States Treasury Notes
       2.50%  May 31, 2006                                                              20,000,000          20,008,600
       4.00%  June 15, 2009                                                              4,000,000           4,116,564
                                                                                                   --------------------
                                                                                                            24,125,164
                                                                                                   --------------------

TOTAL FIXED INCOME
 (Cost $178,282,542)                                                                                       178,379,109
                                                                                                   --------------------

-----------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 5.53%                                                          PAR/SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------

GOVERNMENT SPONSORED - 3.79%
     Federal Home Loan Mortgage Discount Notes
       1.00%  September 7, 2004                                                          7,000,000           6,998,701
                                                                                                   --------------------
                                                                                                             6,998,701
                                                                                                   --------------------
SHORT TERM INVESTMENT FUND - 1.74%
     State Street Global Advisors
       Government Money Market Fund ^^^
       1.30% yield as of September 30, 2004                                              3,208,067           3,208,067
                                                                                                   --------------------
                                                                                                             3,208,067
                                                                                                   --------------------

TOTAL SHORT TERM INVESTMENTS
 (Cost $10,206,768)                                                                                         10,206,768
                                                                                                   ====================

TOTAL INVESTMENTS - 102.16%
 (Cost $188,489,310)                                                                                     $ 188,585,877
                                                                                                   ====================

OTHER ASSETS AND LIABILITIES - -2.16%                                                                       (3,993,598)
                                                                                                   ====================

TOTAL NET ASSETS - 100%                                                                                    184,592,279
                                                                                                   ====================

--------------------------------------------------------------------
PREFERRED MONEY MARKET FUND
--------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 99.29%                                                      PAR              VALUE
------------------------------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT - 9.88%
     Citibank NA NY
       1.92%  December 29, 2004                                                8,000,000          8,001,120
     Royal Bank of Scotland Plc
       2.473%  July 15, 2005                                                   3,000,000          3,003,660
     Societe Generale
      2.485%  July 15, 2005                                                    2,000,000          2,002,620
     Westdeutsche Landesbank
       1.27%   October 14, 2004                                                9,000,000          8,998,200
                                                                                         -------------------
                                                                                                 22,005,600
                                                                                         -------------------

COMMERCIAL PAPER - 67.86%
     Atlantis One Funding Corp
       1.07%  October 1, 2004**                                                2,000,000          2,000,000
     Banque Generale du Luxembourg
       1.14%  October 6, 2004                                                  5,000,000          4,998,750
     BMW US Capital Corp
       1.86%  October 1, 2004                                                 10,000,000         10,000,000
     CC USA Inc
       1.92%  January 14, 2005**                                               1,000,000            994,290
     CRC Funding LLC
       1.81%  December 7, 2004**                                               5,000,000          4,982,600
       1.81%  December 9, 2004**                                               3,000,000          2,989,230
     Charta LLC
       1.81%  December 9, 2004                                                 6,000,000          5,978,100
     Compass Securitization
       1.78%  October 22, 2004**                                               9,170,000          9,160,280
     Danske Corp
       1.14%  October 7, 2004                                                  4,000,000          3,998,800
     Newcastle
       1.66%  November  17, 2004**                                             5,000,000          4,988,050
     Edison Asset Securitization
       1.88%  February 1, 2005**                                               8,000,000          7,945,120
     Fairway Finance Corp
       1.81%  December 13, 2004**                                              5,000,000          4,980,800
     Gemini Securitization Corp
       1.82%  December 13, 2004**                                              2,000,000          1,992,360
     General Elec Cap Corp Disc
       1.81%  December 9, 2004                                                 5,000,000          4,982,500
     Govco Inc
       1.81%  December 8, 2004**                                               6,000,000          5,978,760
     Grampian Funding LLC
       1.16%  October 6, 2004**                                                2,000,000          1,999,480
       1.66%  November 19, 2004**                                              3,000,000          2,992,470
       1.72%  December 17, 2004**                                              2,000,000          1,991,860
     Hatteras Funding
      1.66%  November 08, 2004**                                               8,000,000          7,984,320
     KBC Financial Products International
       1.87%  October 1, 2004                                                 10,000,000         10,000,000
     Links Finance LLC
       1.81%  December 10, 2004**                                              5,760,000          5,738,976
     Mont Blanc Capital Corp
       1.54%   October 14, 2004                                                8,000,000          7,994,880
     Network Rail
       1.245%   October 22, 2004**                                             5,000,000          4,994,850
     New Center Asset Trust
       1.87%   October 1, 2004                                                10,000,000         10,000,000
     Paradigm Funding LLC
       1.81%  December 13, 2004**                                              5,000,000          4,980,600
     Santander Central Hispano Finance Delaware
       1.245%   October 22, 2004                                               2,000,000          1,997,900
     Silver Tower US Funding, LLC
       1.82%   December 6 , 2004**                                             7,000,000          6,975,640
     UBS Finance DE
       1.87%  October 1, 2004                                                  7,511,000          7,511,000
                                                                                         -------------------
                                                                                                151,131,616
                                                                                         -------------------

FLOATING RATE NOTES - 21.55%
     Bayerische Land Bank
       1.70%   May 9, 2005 ##                                                  6,000,000          5,960,160
     CC USA Inc
       1.695%  August 9, 2005##**                                              5,000,000          5,000,000
     Deutsche Bank NY
       1.67%   October 8, 2004 ##                                              4,000,000          3,999,400
     GE Capital International Funding Inc
       2.17%  November 9, 2004 ##                                              3,000,000          3,003,750
     HBOS PLC
       1.71%  July 29, 2005##**                                                7,000,000          7,003,752
     K2 USA LLC
       1.72%   June 15, 2005##**                                               3,000,000          3,000,000
     Natexis Banque Populaires
       1.59%  July 1,  2005 ##                                                10,000,000          9,925,300
     Wells Fargo Bank
       1.10%   February 14, 2005 ##                                           10,000,000         10,000,000
                                                                                         -------------------
                                                                                                 47,892,362
                                                                                         -------------------

TOTAL SHORT TERM INVESTMENTS
 (Cost $221,153,015)                                                                            221,029,578
                                                                                         ===================

TOTAL INVESTMENTS - 99.29%
 (Cost $221,153,015)                                                                            221,029,578
                                                                                         ===================

OTHER ASSETS AND LIABILITIES - 0.71%
                                                                                                  1,581,174
                                                                                         ===================

TOTAL NET ASSETS - 100%                                                                         222,610,752
                                                                                         ===================

NOTES TO SCHEDULES OF INVESTMENTS

          * Non-income producing security.
         ** Pursuant to Rule 144A under the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to $16,035,596 or 4.69% of the net assets of the Preferred Fixed Income Fund, $7,003,752 or 3.15% of the net assets of the Preferred Money Market Fund, and $98,673,438 or 44.33% of the net assets of the Preferred International Growth Fund.
          # All or a portion of this security is being used to collateralize futures contracts outstanding at September 30, 2004.
         ## Floating rate note. The interest rate shown reflects the rate currently in effect. The maturity date shown reflects the next reset date.
        ### Variable rate bond. The interest rate shown reflects the rate currently in effect.
          @ Yields are at time of purchase.
          ~ All or a portion of this security was out on loan at period end.
          + Par is in U.S. dollars unless otherwise noted.
          ^ Caterpillar Inc. is the parent company of Caterpillar Investment
            Management Ltd. (CIML), the fund's adviser.
         ^^ Maturity dates represent legal final maturity and not the average life assumed by expected prepayment characteristics and security structure.
        ^^^ Related Parties



ABBREVIATIONS:

    ADR -   American Depositary Receipt
    IO  -   Interest Only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages.
            Payments of principal on the pool reduce the value of the "interest only" holding.
    MTN -   Medium Term Notes
    REIT -  Real Estate Investment Trust
    TBA -   To Be Announced, these securities have been purchased on a delayed delivery basis.

ITEM 2. CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE PREFERRED GROUP OF MUTUAL FUNDS

By   /s/ David L. Bomberger
     ----------------------
         David L. Bomberger
         President

Date     November 30, 2004
     -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ David L. Bomberger
----------------------
    David L. Bomberger
    President (Principal Executive Officer)
    November 30, 2004

/s/ Fred L. Kaufman
----------------------
    Fred L. Kaufman
    Vice President & Treasurer (Principal Financial Officer)
    November 30, 2004